UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON , TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES Ohio, Inc., 3435 STELZER ROAD, COLUMBUS, OHIO    43219
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

October 31, 2010

STEWARD FUNDS

Managing Wealth, Protecting Values

SEMI-ANNUAL REPORT (UNAUDITED)

Managing Wealth, Protecting Values Faith-Based Screened Funds	Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2010

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the Steward Funds for the period ending October 31, 2010. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Fund’s annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2010, the Steward Large Cap Enhanced Index Fund returned 1.00% for the Individual class shares and 1.22% for the Institutional Class shares. The return for the S&P 500 for the same period was 0.74%. The S&P style component returns were: 8.81% for the S&P 500 Pure Growth index and -5.36% for the S&P 500 Pure Value index. For comparison purposes to the non pure style indices, the S&P 500 Growth index returned 3.62% and the S&P 500 Value index returned -2.07% over the same period.

Factors Affecting Performance

The Fund’s multi-index structure on October 31, 2010 was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value at 60%, 25% and 15% respectively. The Fund held this higher allocation towards growth for the entire six month period. The growth style index outperformed its value counterpart during this period positively impacting the Fund’s performance. The more style focused S&P 500/Pure Growth and the S&P 500/Pure Value indices also slightly outperformed its non-pure counterparts over the period. The primary factor was within the information technology sector where the heavier weighted style focused companies outperformed those with large market capitalizations.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2010, tobacco restricted securities such as Philip Morris International Inc. +22.15% and Altria Group, Inc. +24.02% significantly outperformed the benchmark which negatively impacted the Fund during the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2010, the Steward Small-Mid Cap Enhanced Index Fund returned -0.19% for the Individual class shares and -0.10% for the Institutional Class shares. The return for the S&P 1000 for the same period was 0.64%. The S&P Pure index component returns were: 4.66% for the S&P 1000 Pure Growth and -10.58% for the S&P 1000 Pure Value index. For comparison purposes to the non pure style indices, the S&P 1000 Growth index returned 3.58% and the S&P 1000 Value index returned -2.30% over the same period.

Factors Affecting Performance

The Fund’s multi-index structure on October31, 2010 was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value at 60%, 25% and 15% respectively. The Fund held this higher allocation towards growth for the entire six month period. The growth style index outperformed its value counterpart during this period positively impacting the Fund’s performance. The more style focused S&P 1000 Pure Growth and the S&P 1000 Pure Value indices underperformed its non-pure counterparts over the six month period hindering the Fund’s relative performance. The combination of the higher growth style allocation with the pure style indices effectively offset the performance impact on the Fund.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2010, abortion related restricted securities such as Community Health Systems Inc. -26.38% and Health Management Associates Inc. -14.06% underperformed the benchmark which had a slight positive impact on the Fund during the period.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2010, the Steward International Enhanced Index Fund returned 4.30% for the Individual class shares and 4.52% for the Institutional Class hares. The return for the S&P ADR Index was 5.58%. For comparing emerging markets to developed markets, the BLDRS Emerging Markets 50 ADR Index Fund returned 5.92% for the same time period.

Factors Affecting Performance

The Fund’s duel-index structure on October 31, 2010 was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 85% and 15% respectively. The Fund’s current allocation structure represents a neutral balance between developed and emerging markets. The emerging markets component slightly outperformed the developed markets component over the six month period marginally impacting the overall Fund’s performance. The Fund began the period with a lower than market weight (10%) in emerging markets reflecting the favorable market conditions Europe following the devaluation of the Euro. The current neutral allocation was reestablished on Oct. 5th.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the six month period ended October 31, 2010, various restricted securities such as Novartis AG +13.96% and British American Tobacco PLC +21.95% significantly outperformed the benchmark which negatively impacted the Fund during the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND

Fund Performance

For the six-month period ended October 31, 2010 the Steward Select Bond Fund returned 3.76% for the Individual class shares and 3.96% for the Institutional class shares. For comparison purposes, the Barclays Intermediate Aggregate Bond Index returned 4.91% for the same period.

Market Overview

The U. S. credit markets continued to benefit from various factors even as nominal yields plunged through historical lows. Strong domestic retail preference for fixed income as well as international banking flows has kept an impressive bond market rally intact with yields and yield spreads compressing steadily. All investment grade sectors benefitted as a result during this period with the longest maturities providing the highest total returns. And as the past two calendar quarters were about to end, the bond market braced for a second major orchestrated round of purchases by the Federal Reserve Board of U. S. Treasury bonds and potentially in the mortgage-backed sector as well. Referred to by policymakers as quantitative easing, the objective of these purchases is to reduce (if not eliminate) any attraction to short-term investments and thereby encourage investments toward various forms of economic capital stimuli.

Factors Affecting Performance

Benefiting our over-allocation, the corporate sector has performed exceedingly well. This most recent outperformance completes the dramatic reversal of the damage suffered by the credit markets after the debt crisis of 2008, and credit spreads are now pressing on historically tight levels. With available nominal yields across all sectors at historically anemic levels, we opted for a conservative stance toward interest rate risk. Over the same time, however, we underweighted the longest maturities which carry the highest potential risk of significant price erosion if and when economic conditions show sustainable improvement and investors flee fixed income markets in anticipation of Federal Reserve policy reversals. These defensive positions, however, have worked to offset some of our portfolios’ potential performance advantages from our corporate over-allocation over Government securities.

Current Strategy

As long as the current investment environment persists, we anticipate maintaining a strategy of holding predominantly higher-grade corporate issues and intermediate-term U.S. Government agency bonds. At a time when the exact timing of economic recovery remains largely unpredictable, the fixed income investor’s best protection against eventual interest rate rises is the steep positively-sloped yield curve presently established. Investors have demanded, and are being fairly paid, in our opinion, for extending maturities, especially into the middle of the curve, where we continue to seek relative investment value opportunities.

The Fund is managed to adhere to values-based investment policies and attempts to provide portfolio characteristics and performance similar to that of Barclays Intermediate Aggregate Bond Index. Performance of the Fund can be affected by the addition of values-based investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. There have been no difficulties to date in accomplishing the Fund’s objective given these restrictions.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six month period ended October 31, 2010, the Steward Global Equity Income Fund returned 4.70% for the Individual class shares and 4.87% for the Institutional Class shares. The return for the S&P 500 for the same period was 0.74%. The dividend yield on the portfolio as of October 31, 2009 was 3.53%.

Factors Affecting Performance

For the six month period ended October 31, 2010, the Fund’s most significant positive contributor to performance versus the S&P 500 was within the portfolio’s financial sector with Banco de Chile (+38.35%) posting strong relative gains. In the consumer discretionary sector, cable operator Shaw Communications, Inc. (+16.10%) reported solid revenue gains based on customer growth from new acquisitions and rate increases. Our recent acquisition of Telefonica SA (+24.83%) which provides telecommunication services mainly to Europe and Latin America proved extremely beneficial after reported earnings highlighted solid growth in all of the regions where the company operates. Another recent addition, Hubbell Inc. (+18.07%) which manufactures various electronic products, reported earnings substantially higher than expectations.

The energy sector proved to be challenging as the BP PLC (-21.76%) accident in the Gulf of Mexico triggered a review of the company. While BP still passed all of its quantitative screens it was determined that current fundamental information was unreliable and led to the portfolio selling the holding early in June. The negative impact of BP during this period was partially offset by Hong Kong based CNOOC Ltd. (+22.61%) as the company received an analyst upgrade.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength therefore companies are reluctant to change policy which could signal corporate distress and encourages disciplined management. Unlike earnings, which can be affected by various accounting methods, dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s cultural values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearly $600 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President
Steward Funds

Howard Potter
Portfolio Manager
Steward Funds

Claude C. Cody, IV
Portfolio Manager
Steward Funds

Scott Wynant
Senior Vice President
Steward Funds

John Wolf
Portfolio Manager
Steward Funds

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	9.4%
Computers & Peripherals	5.8
Internet Software & Services	4.4
Software	4.0
Insurance	4.0
Health Care Providers & Services	3.9
Energy Equipment & Services	3.5
Diversified Financial Services	3.4
Specialty Retail	3.3
Commercial Banks	3.1
Food & Staples Retailing	2.6
Aerospace & Defense	2.5
Multi-Utilities	2.5
Pharmaceuticals	2.3
Semiconductors & Semiconductor Equipment	2.3
Food Products	2.2
Chemicals	2.0
Communications Equipment	2.0
Machinery	2.0
Health Care Equipment & Supplies	1.9
Real Estate Investment Trust	1.9
Diversified Telecommunication Services	1.9
Metals & Mining	1.9
Capital Markets	1.8
Biotechnology	1.8
Electric Utilities	1.7
Household Products	1.7
Beverages	1.7
Hotels, Restaurants & Leisure	1.7
Industrial Conglomerates	1.6
Multiline Retail	1.5
IT Services	1.4
Commercial Services & Supplies	1.4

Industry Diversification	Percent*
Textiles Apparel & Luxury Goods	0.9%
Electronic Equipment & Instruments	0.9
Media	0.8
Consumer Finance	0.8
Road & Rail	0.7
Air Freight & Logistics	0.7
Wireless Telecommunication Services	0.6
Household Durables	0.6
Gas Utilities	0.5
Leisure Equipment & Products	0.3
Electrical Equipment	0.3
Automobiles	0.3
Paper & Forest Products	0.3
Office Electronics	0.3
Money Market Fund	0.3
Real Estate – Operations and Development	0.3
Personal Products	0.3
Auto Components	0.3
Internet & Catalog Retail	0.2
Construction & Engineering	0.2
Trading Companies & Distributors	0.2
Independent Power Producers & Energy Traders	0.2
Marine	0.2
Airlines	0.2
Life Sciences Tools and Services	0.1
Containers & Packaging	0.1
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Building Products	—
Construction Materials	—
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2010.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trust	5.6%
Specialty Retail	4.9
Software	4.7
Machinery	4.6
Commercial Services & Supplies	4.2
Health Care Providers & Services	4.1
Health Care Equipment & Supplies	3.8
Semiconductors & Semiconductor Equipment	3.5
Commercial Banks	3.4
Electronic Equipment & Instruments	3.3
Textiles Apparel & Luxury Goods	3.3
Insurance	3.1
Oil, Gas & Consumable Fuels	3.1
Hotels, Restaurants & Leisure	2.9
Communications Equipment	2.7
Energy Equipment & Services	2.6
Chemicals	2.4
Internet Software & Services	2.3
Food Products	1.9
Gas Utilities	1.5
IT Services	1.5
Metals & Mining	1.5
Electrical Equipment	1.4
Pharmaceuticals	1.2
Diversified Financial Services	1.2
Aerospace & Defense	1.2
Diversified Consumer Services	1.2
Construction & Engineering	1.1
Capital Markets	1.1
Electric Utilities	1.1
Household Durables	1.1
Multi-Utilities	1.0
Road & Rail	1.0
Leisure Equipment & Products	1.0
Computers & Peripherals	1.0

Industry Diversification	Percent*
Biotechnology	1.0%
Internet & Catalog Retail	0.9
Media	0.9
Auto Components	0.9
Containers & Packaging	0.8
Multiline Retail	0.8
Building Products	0.8
Food & Staples Retailing	0.8
Thrifts & Mortgage Finance	0.7
Life Sciences Tools and Services	0.7
Wireless Telecommunication Services	0.6
Household Products	0.5
Airlines	0.5
Money Market Funds	0.4
Trading Companies & Distributors	0.4
Consumer Finance	0.4
Real Estate Management and Development	0.4
Marine	0.4
Diversified Telecommunication Services	0.4
Industrial Conglomerates	0.3
Personal Products	0.3
Beverages	0.3
Construction Materials	0.2
Paper & Forest Products	0.2
Water Utilities	0.2
Independent Power Producers & Energy Traders	0.1
Office Electronics	0.1
Radio Broadcasting	0.1
Distributors	0.1
Air Freight & Logistics	0.1
Automobiles	0.1
Health Care Technology	0.1
Auto Parts & Equipment	—
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2010.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2010 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.8%
Canada	17.3
Brazil	9.1
Japan	8.7
Spain	4.6
Germany	3.8
Netherlands	3.6
Taiwan	3.5
France	3.3
Australia	3.3
Switzerland	3.0
Hong Kong	2.8
Mexico	2.5
Republic of Korea (South)	2.3
United States	1.9
India	1.4
Chile	1.4
Italy	1.4
China	1.4
South Africa	0.8
Finland	0.6
Sweden	0.5
Ireland (Republic of)	0.4
Norway	0.4
Belgium	0.4
Peru	0.4
Cayman Islands	0.3
Portugal	0.3
Indonesia	0.2
Bermuda	0.1
Luxembourg	0.1
Russian Federation	0.1
Greece	0.1
New Zealand	0.1
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2010.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2010 (Unaudited)

SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	29.7%
U.S. Government Agencies	17.6
U.S. Treasury Obligations	13.2
Commercial Banks	5.8
Insurance	3.9
Money Market Fund	3.7
Diversified Financial Services	3.3
Oil & Gas – Integrated	2.8
Financial Services	2.5
Consumer Staples	2.0
Utilities-Telecommunications	2.0
Electronic Equipment & Instruments	1.9
Computers & Peripherals	1.9
Mortgage Backed Securities – Religious Organizations	1.7
Mortgage Backed Securities – Financial Services	1.2
Utilities-Electric & Gas	1.2
Municipal Bond	1.1
Capital Markets	0.8
Chemicals	0.8
Brokerage Services	0.5
Semiconductors & Semiconductor Equipment	0.4
Pharmaceuticals	0.4
Retail	0.4
Diversified Consumer Services	0.3
Total Investments	99.1%
*	Percentages indicated are based on net assets as of October 31, 2010.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2010 (Unaudited)

GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	10.2%
Commercial Banks	10.2
Media	8.0
Pharmaceuticals	6.6
Diversified Telecommunication Services	5.8
Real Estate Investment Trust	4.7
Aerospace & Defense	4.1
Gas Utilities	3.6
Food Products	3.4
Food & Staples Retailing	3.3
Chemicals	3.2
Computers & Peripherals	3.1
Hotels, Restaurants & Leisure	2.7
Distributors	2.7
Leisure Equipment & Products	2.4
Software	2.2
Electrical Equipment	2.1
Semiconductors & Semiconductor Equipment	2.1
Communications Equipment	2.1
Thrifts & Mortgage Finance	2.0
IT Services	1.9
Health Care Equipment & Supplies	1.8
Electric Utilities	1.7
Road & Rail	1.6
Beverages	1.4
Commercial Services & Supplies	1.4
Health Care Providers & Services	1.2
Trading Company & Distributors	1.2
Textiles Apparel & Luxury Goods	1.2
Household Products	1.0
Multi-Utilities	0.6
Money Market Fund	0.4
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2010.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (2.5%)
General Dynamics Corp.	3,840	$261,581
Goodrich Corp.	4,390	360,287
Honeywell International, Inc.	11,500	541,765
L-3 Communications Holdings, Inc.	2,770	199,966
Lockheed Martin Corp.	3,470	247,376
Northrop Grumman Corp.	3,030	191,526
Precision Castparts Corp.	4,570	624,171
Raytheon Co.	3,630	167,270
Rockwell Collins, Inc.	1,360	82,294
The Boeing Co.	7,028	496,458
United Technologies Corp.	10,650	796,301
		3,968,995
AIR FREIGHT & LOGISTICS (0.7%)
C.H. Robinson Worldwide, Inc.	1,300	91,624
Expeditors International of Washington, Inc.	1,660	81,938
FedEx Corp.	2,990	262,283
United Parcel Service, Inc., Class B	9,130	614,814
		1,050,659
AIRLINES (0.2%)
Southwest Airlines Co.	18,700	257,312
AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber Co.(a)	20,900	213,598
Johnson Controls, Inc.	6,100	214,232
		427,830
AUTOMOBILES (0.3%)
Ford Motor Co.(a)	29,400	415,422
Harley-Davidson, Inc.	2,420	74,246
		489,668
BEVERAGES (1.7%)
Coca-Cola Co.	22,480	1,378,473
Coca-Cola Enterprises, Inc.	4,360	104,684
Dr Pepper Snapple Group, Inc.	2,820	103,071
PepsiCo, Inc.	16,131	1,053,354
		2,639,582
BIOTECHNOLOGY (1.8%)
Amgen, Inc.(a)	11,420	653,110
Biogen Idec, Inc.(a)	9,380	588,220
Celgene Corp.(a)	9,430	585,320
Cephalon, Inc.(a)	1,780	118,263
Genzyme Corp.(a)	3,320	239,472
Gilead Sciences, Inc.(a)	15,590	618,455
PerkinElmer, Inc.	2,260	52,997
		2,855,837
BUILDING PRODUCTS (0.0%)
Masco Corp.	4,110	43,813
CAPITAL MARKETS (1.8%)
Ameriprise Financial, Inc.	2,606	134,704
Bank of New York Mellon Corp.	10,471	262,403

	Shares	Value
Charles Schwab Corp.	8,010	$123,354
E*TRADE Financial Corp.(a)	12,688	181,438
Federated Investors, Inc., Class B	1,290	32,134
Franklin Resources, Inc.	1,670	191,549
Goldman Sachs Group, Inc.	4,890	787,046
Janus Capital Group, Inc.	17,650	186,384
Legg Mason, Inc.	1,680	52,130
Morgan Stanley	18,220	453,132
Northern Trust Corp.	2,930	145,416
State Street Corp.	4,657	194,476
T. Rowe Price Group, Inc.	2,640	145,913
		2,890,079
CHEMICALS (2.0%)
Air Products & Chemicals, Inc.	2,560	217,523
Airgas, Inc.	830	58,872
CF Industries Holdings, Inc.	5,900	722,927
Dow Chemical Co.	14,470	446,110
E.I. Du Pont De Nemours & Co.	9,030	426,938
Ecolab, Inc.	2,530	124,780
FMC Corp.	3,170	231,727
International Flavors & Fragrances, Inc.	1,000	50,160
Monsanto Co.	5,160	306,607
PPG Industries, Inc.	2,050	157,235
Praxair, Inc.	5,020	458,527
		3,201,406
COMMERCIAL BANKS (3.1%)
BB&T Corp.	10,520	246,273
Comerica, Inc.	6,970	249,387
Fifth Third Bancorp	8,670	108,895
First Horizon National Corp.(a)	3,764	37,979
Huntington Bancshares, Inc.	102,130	579,077
KeyCorp	35,870	293,775
M&T Bank Corp.	1,470	109,882
Marshall & Ilsley Corp.	23,049	136,219
PNC Financial Services Group, Inc.	5,334	287,503
Regions Financial Corp.	25,342	159,655
SunTrust Banks, Inc.	21,920	548,438
U.S. Bancorp	17,520	423,634
Wells Fargo & Co.	46,888	1,222,839
Zions Bancorp	23,980	495,427
		4,898,983
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Avery Dennison Corp.	3,700	134,495
Cintas Corp.	1,510	41,480
Equifax, Inc.	2,050	67,916
Iron Mountain, Inc.	1,980	43,144
Leucadia National Corp.(a)	1,890	48,044
Monster Worldwide, Inc.(a)	1,190	21,491
Moody’s Corp.	2,050	55,473
Pitney Bowes, Inc.	3,170	69,550
R.R. Donnelley & Sons Co.	9,060	167,157
Republic Services, Inc., Class A	3,446	102,725
Robert Half International, Inc.	1,770	47,985
SAIC, Inc.(a)	3,140	48,796

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Stericycle, Inc.(a)	3,730	$267,590
The Dun & Bradstreet Corp.	890	66,225
Total System Services, Inc.	4,121	64,329
Visa, Inc., Class A	9,380	733,234
Waste Management, Inc.	4,990	178,243
		2,157,877
COMMUNICATIONS EQUIPMENT (2.0%)
Cisco Systems, Inc.(a)	51,470	1,175,060
Corning, Inc.	24,780	452,978
Harris Corp.	1,340	60,555
JDS Uniphase Corp.(a)	2,260	23,753
Juniper Networks, Inc.(a)	16,230	525,690
Motorola, Inc.(a)	22,060	179,789
QUALCOMM, Inc.	15,230	687,330
Tellabs, Inc.	4,204	28,671
		3,133,826
COMPUTERS & PERIPHERALS (5.8%)
Apple Computer, Inc.(a)	10,459	3,146,799
Dell, Inc.(a)	15,940	229,217
EMC Corp.(a)	35,990	756,150
Hewlett-Packard Co.	22,600	950,556
International Business Machines Corp.	12,883	1,849,999
Lexmark International, Inc., Class A(a)	5,180	196,995
NetApp, Inc.(a)	19,340	1,029,855
SanDisk Corp.(a)	2,210	83,052
Teradata Corp.(a)	9,890	389,270
Western Digital Corp.(a)	15,820	506,557
		9,138,450
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.	5,510	265,527
Quanta Services, Inc.(a)	1,130	22,216
		287,743
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	963	35,159
CONSUMER FINANCE (0.8%)
American Express Co.	15,660	649,264
Capital One Financial Corp.	10,498	391,260
Discover Financial Services	10,640	187,796
SLM Corp.(a)	4,930	58,667
		1,286,987
CONTAINERS & PACKAGING (0.1%)
Ball Corp.	900	57,924
Bemis Co., Inc.	1,340	42,558
Owens-Illinois, Inc.(a)	1,490	41,765
Pactiv Corp.(a)	1,930	64,037
Sealed Air Corp.	1,650	38,198
		244,482
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,770	84,712

	Shares	Value
DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A(a)	1,220	$45,726
DeVry, Inc.	640	30,630
H&R Block, Inc.	3,150	37,138
		113,494
DIVERSIFIED FINANCIAL SERVICES (3.4%)
Bank of America Corp.	108,269	1,238,597
Citigroup, Inc.(a)	257,360	1,073,191
CME Group, Inc.	1,323	383,207
IntercontinentalExchange, Inc.(a)	4,180	480,157
Invesco Ltd.	16,540	380,420
JP Morgan Chase & Co.	36,194	1,361,980
MasterCard, Inc., Class A	929	223,016
NYSE Euronext	2,670	81,809
The NASDAQ OMX Group, Inc.(a)	9,410	197,798
		5,420,175
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.	53,277	1,518,395
CenturyTel, Inc.	5,792	239,673
Frontier Communications Corp.	18,940	166,293
Qwest Communications International, Inc.	22,550	148,830
Verizon Communications, Inc.	26,410	857,533
Windstream Corp.	7,334	92,848
		3,023,572
ELECTRIC UTILITIES (1.7%)
Allegheny Energy, Inc.	5,410	125,512
American Electric Power Co., Inc.	8,100	303,264
Edison International	7,110	262,359
Entergy Corp.	2,560	190,797
Exelon Corp.	6,550	267,371
FirstEnergy Corp.	3,150	114,408
Northeast Utilities	6,680	208,950
Pepco Holdings, Inc.	22,000	423,720
Pinnacle West Capital Corp.	4,960	204,154
PPL Corp.	3,600	96,840
Progress Energy, Inc.	5,520	248,400
Southern Co.	7,480	283,267
		2,729,042
ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co.	6,820	374,418
Rockwell Automation, Inc.	1,280	79,834
Roper Industries, Inc.	710	49,295
		503,547
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.(a)	3,180	110,664
Amphenol Corp., Class A	10,570	529,874
FLIR Systems, Inc.(a)	8,410	234,134
Jabil Circuit, Inc.	2,370	36,356
Molex, Inc.	1,360	27,608
Stanely Black & Decker, Inc.	1,392	86,262
Waters Corp.(a)	4,700	348,411
		1,373,309

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ENERGY EQUIPMENT & SERVICES (3.5%)
Baker Hughes, Inc.	10,689	$495,221
Cameron International Corp.(a)	15,370	672,437
Diamond Offshore Drilling, Inc.	4,680	309,629
First Solar, Inc.(a)	2,160	297,389
FMC Technologies, Inc.(a)	6,880	496,048
Halliburton Co.	7,700	245,322
Helmerich & Payne, Inc.	5,730	245,129
Nabors Industries Ltd.(a)	2,900	60,610
National-Oilwell Varco, Inc.	14,306	769,091
NextEra Energy, Inc.	4,520	248,781
Rowan Cos., Inc.(a)	17,720	582,988
Schlumberger Ltd.	17,149	1,198,544
		5,621,189
FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.	6,770	424,953
CVS Corp.	17,885	538,696
Safeway, Inc.	20,130	460,977
SUPERVALU, Inc.	3,450	37,226
SYSCO Corp.	7,390	217,709
The Kroger Co.	20,800	457,600
Wal-Mart Stores, Inc.	19,930	1,079,608
Walgreen Co.	8,610	291,707
Whole Foods Market, Inc.(a)	16,240	645,540
		4,154,016
FOOD PRODUCTS (2.2%)
Archer-Daniels-Midland Co.	15,410	513,461
Campbell Soup Co.	3,660	132,675
ConAgra Foods, Inc.	6,850	154,057
Dean Foods Co.(a)	18,760	195,104
General Mills, Inc.	8,680	325,847
H.J. Heinz Co.	4,350	213,629
Hormel Foods Corp.	1,620	74,390
J.M. Smucker Co.	1,780	114,418
Kellogg Co.	4,040	203,050
Kraft Foods, Inc., Class A	16,590	535,359
McCormick & Co., Inc.	1,970	87,113
Mead Johnson Nutrition Co., Class A	2,530	148,815
Sara Lee Corp.	7,840	112,347
The Hershey Co.	2,710	134,118
Tyson Foods, Inc., Class A	31,290	486,560
		3,430,943
GAS UTILITIES (0.5%)
Nicor, Inc.	3,350	159,561
ONEOK, Inc.	7,260	361,693
Spectra Energy Corp.	8,743	207,821
		729,075
HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Baxter International, Inc.	6,630	337,467
Boston Scientific Corp.(a)	13,817	88,152
C.R. Bard, Inc.	2,030	168,734
CareFusion Corp.(a)	6,990	168,739

	Shares	Value
DENTSPLY International, Inc.	2,630	$82,556
Hospira, Inc.(a)	5,550	330,114
Intuitive Surgical, Inc.(a)	2,271	597,159
Medtronic, Inc.	11,570	407,380
St. Jude Medical, Inc.(a)	8,100	310,230
Stryker Corp.	4,040	199,940
Varian Medical Systems, Inc.(a)	1,820	115,060
Zimmer Holdings, Inc.(a)	5,430	257,599
		3,063,130
HEALTH CARE PROVIDERS & SERVICES (3.9%)
Aetna, Inc.	9,770	291,732
AmerisourceBergen Corp.	18,140	595,355
Cardinal Health, Inc.	17,990	624,073
CIGNA Corp.	16,790	590,840
Coventry Health Care, Inc.(a)	17,326	405,775
DaVita, Inc.(a)	5,490	393,907
Express Scripts, Inc.(a)	10,636	516,059
Humana, Inc.(a)	9,610	560,167
Laboratory Corp. of America Holdings(a)	3,610	293,565
McKesson Corp.	8,570	565,449
Medco Health Solutions, Inc.(a)	8,020	421,291
Patterson Cos., Inc.	2,550	70,507
Quest Diagnostics, Inc.	2,190	107,617
UnitedHealth Group, Inc.	10,894	392,729
WellPoint, Inc.(a)	7,980	433,633
		6,262,699
HOTELS, RESTAURANTS & LEISURE (1.7%)
Darden Restaurants, Inc.	1,650	75,421
Marriott International, Inc., Class A	4,804	177,988
McDonald’s Corp.	10,470	814,252
Starbucks Corp.	22,700	646,496
Starwood Hotels & Resorts Worldwide, Inc.	6,820	369,235
Wyndham Worldwide Corp.	9,820	282,325
YUM! Brands, Inc.	5,330	264,155
		2,629,872
HOUSEHOLD DURABLES (0.6%)
D. R. Horton, Inc.	3,266	34,097
Harman International Industries, Inc.(a)	804	26,974
Jacobs Engineering Group, Inc.(a)	6,300	243,243
Leggett & Platt, Inc.	2,740	55,841
Lennar Corp., Class A	1,710	24,812
Newell Rubbermaid, Inc.	4,140	73,071
Pulte Group, Inc.(a)	3,115	24,453
Snap-on, Inc.	2,550	130,050
Whirlpool Corp.	3,953	299,756
		912,297
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.	3,040	202,312
Colgate-Palmolive Co.	5,600	431,872
Kimberly-Clark Corp.	5,420	343,303
Procter & Gamble Co.	27,191	1,728,532
		2,706,019

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group	5,520	$166,925
NRG Energy, Inc.(a)	960	19,114
The AES Corp.(a)	7,130	85,132
		271,171
INDUSTRIAL CONGLOMERATES (1.6%)
3M Co.	7,244	610,090
General Electric Co.	93,960	1,505,239
Textron, Inc.	11,740	244,427
Tyco International Ltd.	3,540	135,511
		2,495,267
INSURANCE (4.0%)
ACE Ltd.	4,050	240,651
AFLAC, Inc.	5,090	284,480
American International Group, Inc.(a)	8,214	345,070
Aon Corp.	2,850	113,288
Assurant, Inc.	10,100	399,354
Berkshire Hathaway, Inc., Class B(a)	16,140	1,284,098
Chubb Corp.	4,160	241,363
Cincinnati Financial Corp.	7,002	206,139
Genworth Financial, Inc., Class A(a)	34,590	392,251
Hartford Financial Services Group, Inc.	4,110	98,558
Lincoln National Corp.	13,206	323,283
Marsh & McLennan Cos., Inc.	5,130	128,147
MetLife, Inc.	14,700	592,851
Principal Financial Group, Inc.	3,080	82,667
Progressive Corp.	7,470	158,065
Prudential Financial, Inc.	4,525	237,925
The Allstate Corp.	8,900	271,361
The Travelers Cos., Inc.	7,470	412,344
Torchmark Corp.	1,610	92,221
Unum Group	13,000	291,460
XL Group PLC	3,720	78,678
		6,274,254
INTERNET & CATALOG RETAIL (0.2%)
Expedia, Inc.	13,470	389,956
INTERNET SOFTWARE & SERVICES (4.4%)
Akamai Technologies, Inc.(a)	19,530	1,009,115
Amazon.com, Inc.(a)	8,120	1,340,937
Google, Inc., Class A(a)	3,118	1,911,303
McAfee, Inc.(a)	6,620	313,126
Priceline.com, Inc.(a)	3,239	1,220,487
Salesforce.com, Inc.(a)	9,580	1,111,951
VeriSign, Inc.(a)	3,190	110,852
		7,017,771
IT SERVICES (1.4%)
Automatic Data Processing, Inc.	6,080	270,074
Cerner Corp.(a)	4,720	414,558
Cognizant Technology Solutions Corp., Class A(a)	16,490	1,074,983
Computer Sciences Corp.	2,030	99,571
Fidelity National Information Services, Inc.	3,286	89,051

	Shares	Value
Fiserv, Inc.(a)	1,970	$107,404
Paychex, Inc.	4,290	118,833
Western Union Co.	7,040	123,904
		2,298,378
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.(a)	28,270	133,152
Hasbro, Inc.	5,890	272,412
Mattel, Inc.	4,860	113,384
		518,948
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.(a)	4,770	245,273
MACHINERY (2.0%)
Caterpillar, Inc.	9,260	727,836
Cummins, Inc.	1,790	157,699
Danaher Corp.	8,860	384,170
Deere & Co.	4,132	317,338
Dover Corp.	1,730	91,863
Eaton Corp.	3,310	294,027
Flowserve Corp.	4,460	446,000
Illinois Tool Works, Inc.	3,800	173,660
ITT Industries, Inc.	4,680	220,849
PACCAR, Inc.	3,345	171,465
Pall Corp.	920	39,256
Parker Hannifin Corp.	1,375	105,256
		3,129,419
MARINE (0.2%)
Carnival Corp.	6,080	262,474
MEDIA (0.8%)
CBS Corp., Class B	11,230	190,124
Discovery Communications, Inc., Class A(a)	4,370	194,946
Gannett Co., Inc.	3,250	38,512
Interpublic Group of Cos., Inc.(a)	29,420	304,497
McGraw Hill Cos., Inc.	3,460	130,269
Meredith Corp.	2,260	76,727
New York Times Co., Class A(a)	2,790	21,399
Omnicom Group, Inc.	3,310	145,508
Scripps Networks Interactive, Class A	2,580	131,296
The Washington Post Co., Class B	264	106,168
		1,339,446
METALS & MINING (1.9%)
AK Steel Holding Corp.	1,140	14,353
Alcoa, Inc.	29,140	382,608
Allegheny Technologies, Inc.	820	43,206
Cliffs Natural Resources, Inc.	10,280	670,256
Freeport-McMoRan Copper & Gold, Inc., Class B	8,949	847,291
Newmont Mining Corp.	8,210	499,743
Nucor Corp.	2,790	106,634
Titanium Metals Corp.(a)	1,370	26,934
United States Steel Corp.	9,900	423,621
		3,014,646

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MULTI-UTILITIES (2.5%)
Ameren Corp.	10,890	$315,592
CenterPoint Energy, Inc.	13,820	228,859
CMS Energy Corp.	14,110	259,342
Consolidated Edison, Inc.	5,730	284,896
Dominion Resources, Inc.	6,154	267,453
DTE Energy Co.	5,650	264,194
Duke Energy Corp.	16,666	303,488
Integrys Energy Group, Inc.	11,608	617,429
NiSource, Inc.	20,580	356,240
PG&E Corp.	4,050	193,671
Public Service Enterprise Group, Inc.	4,676	151,269
SCANA Corp.	3,840	156,826
Sempra Energy	3,030	162,044
TECO Energy, Inc.	4,460	78,451
Wisconsin Energy Corp.	1,440	85,738
Xcel Energy, Inc.	8,520	203,287
		3,928,779
MULTILINE RETAIL (1.5%)
Big Lots, Inc.(a)	5,250	164,692
Family Dollar Stores, Inc.	1,440	66,485
J.C. Penney Co., Inc.	10,140	316,165
Kohl’s Corp.(a)	5,920	303,104
Macy’s, Inc.	4,612	109,028
Nordstrom, Inc.	13,180	507,562
Sears Holdings Corp.(a)	6,570	472,909
Target Corp.	7,150	371,371
		2,311,316
OFFICE ELECTRONICS (0.3%)
Xerox Corp.	41,575	486,427
OIL, GAS & CONSUMABLE FUELS (9.4%)
Anadarko Petroleum Corp.	10,930	672,960
Apache Corp.	3,260	329,325
Cabot Oil & Gas Corp., Class A	720	20,866
Chesapeake Energy Corp.	11,570	251,069
Chevron Corp.	19,909	1,644,682
ConocoPhillips	15,969	948,559
CONSOL Energy, Inc.	1,850	68,006
Denbury Resources, Inc.(a)	30,590	520,642
Devon Energy Corp.	4,040	262,681
El Paso Corp.	6,790	90,035
EOG Resources, Inc.	4,650	445,098
EQT Corp.	1,020	38,189
Exxon Mobil Corp.	47,160	3,134,725
Hess Corp.	5,880	370,616
Marathon Oil Corp.	15,960	567,697
Massey Energy Co.	11,240	472,867
Murphy Oil Corp.	1,960	127,714
Noble Energy, Inc.	3,950	321,846
Occidental Petroleum Corp.	10,152	798,252
Peabody Energy Corp.	8,550	452,295
Pioneer Natural Resources Co.	5,210	363,658
QEP Resources, Inc.	1,650	54,500

	Shares	Value
Range Resources Corp.	7,900	$295,381
Southwestern Energy Co.(a)	11,180	378,443
Sunoco, Inc.	18,300	685,701
Tesoro Corp.	51,370	665,755
Valero Energy Corp.	38,050	682,997
Williams Cos., Inc.	9,930	213,694
		14,878,253
PAPER & FOREST PRODUCTS (0.3%)
International Paper Co.	4,210	106,429
MeadWestvaco Corp.	11,550	297,181
Weyerhaeuser Co.	5,131	83,225
		486,835
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	10,140	308,763
The Estee Lauder Cos., Inc., Class A	1,740	123,836
		432,599
PHARMACEUTICALS (2.3%)
Abbott Laboratories	17,080	876,546
Allergan, Inc.	7,940	574,935
Bristol-Myers Squibb Co.	18,960	510,024
Eli Lilly & Co.	13,990	492,448
Forest Laboratories, Inc.(a)	4,940	163,267
King Pharmaceuticals, Inc.(a)	4,190	59,247
Mylan Laboratories, Inc.(a)	27,670	562,254
Watson Pharmaceuticals, Inc.(a)	9,190	428,713
		3,667,434
REAL ESTATE – OPERATIONS AND DEVELOPMENT (0.3%)
CB Richard Ellis Group, Inc., Class A(a)	24,170	443,519
REAL ESTATE INVESTMENT TRUST (1.9%)
Apartment Investment & Management Co., Class A	1,909	44,499
AvalonBay Communities, Inc.	1,061	112,795
Boston Properties, Inc.	1,620	139,628
Equity Residential	3,090	150,267
HCP, Inc.	3,030	109,110
Health Care REIT, Inc.	1,340	68,474
Host Hotels & Resorts, Inc.	19,653	312,286
Kimco Realty Corp.	11,900	205,037
Plum Creek Timber Co., Inc.	1,510	55,628
ProLogis	44,440	606,606
Public Storage, Inc.	1,727	171,353
Simon Property Group, Inc.	3,105	298,142
Ventas, Inc.	11,640	623,438
Vornado Realty Trust	1,855	162,109
		3,059,372
ROAD & RAIL (0.7%)
CSX Corp.	3,760	231,052
Norfolk Southern Corp.	3,580	220,134
Ryder System, Inc.	5,010	219,188
Union Pacific Corp.	4,880	427,878
		1,098,252

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.(a)	5,510	$40,388
Altera Corp.	9,900	308,979
Analog Devices, Inc.	3,130	105,387
Applied Materials, Inc.	12,470	154,129
Broadcom Corp., Class A	16,100	655,914
Intel Corp.	49,420	991,860
KLA-Tencor Corp.	1,670	59,652
Linear Technology Corp.	2,070	66,716
LSI Logic Corp.(a)	6,630	34,741
MEMC Electronic Materials, Inc.(a)	2,520	32,306
Microchip Technology, Inc.	2,230	71,762
Micron Technology, Inc.(a)	9,490	78,482
National Semiconductor Corp.	3,150	43,155
Novellus Systems, Inc.(a)	1,180	34,468
NVIDIA Corp.(a)	12,735	153,202
QLogic Corp.(a)	17,200	302,204
Teradyne, Inc.(a)	1,870	21,019
Texas Instruments, Inc.	11,750	347,448
Xilinx, Inc.	3,090	82,843
		3,584,655
SOFTWARE (4.0%)
Adobe Systems, Inc.(a)	10,814	304,414
Autodesk, Inc.(a)	8,310	300,656
BMC Software, Inc.(a)	6,820	310,037
CA, Inc.	4,280	99,339
Citrix Systems, Inc.(a)	7,050	451,694
Compuware Corp.(a)	6,720	67,267
Electronic Arts, Inc.(a)	3,460	54,841
Intuit, Inc.(a)	3,550	170,400
Microsoft Corp.	75,970	2,023,841
Novell, Inc.(a)	4,510	26,744
Oracle Corp.	45,251	1,330,380
Red Hat, Inc.(a)	25,890	1,094,111
Symantec Corp.(a)	7,762	125,589
		6,359,313
SPECIALTY RETAIL (3.3%)
Abercrombie & Fitch Co., Class A	7,310	313,307
AutoNation, Inc.(a)	9,880	229,414
AutoZone, Inc.(a)	1,239	294,423
Bed Bath & Beyond, Inc.(a)	8,130	356,907
Best Buy Co., Inc.	13,030	560,029
CarMax, Inc.(a)	13,520	418,985
GameStop Corp., Class A(a)	1,662	32,675
Gap, Inc.	4,720	89,727
Home Depot, Inc.	14,940	461,347
Limited Brands	3,410	100,220
Lowe’s Cos., Inc.	12,380	264,065
O’Reilly Automotive, Inc.(a)	6,040	353,340

	Shares	Value
Office Depot, Inc.(a)	3,920	$17,601
RadioShack Corp.	1,290	25,968
Ross Stores, Inc.	6,340	373,996
Staples, Inc.	6,455	132,134
The Sherwin-Williams Co.	1,070	78,078
Tiffany & Co.	8,660	458,980
TJX Cos., Inc.	8,350	383,181
Urban Outfitters, Inc.(a)	11,380	350,163
		5,294,540
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Coach, Inc.	14,970	748,500
NIKE, Inc., Class B	3,650	297,256
Polo Ralph Lauren Corp.	3,340	323,579
VF Corp.	950	79,078
		1,448,413
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	17,750	206,788
People’s United Financial, Inc.	2,110	25,974
		232,762
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	1,330	68,468
W.W. Grainger, Inc.	1,720	213,332
		281,800
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
American Tower Corp., Class A(a)	5,460	281,791
MetroPCS Communications, Inc.(a)	23,250	242,032
Sprint Corp.(a)	108,082	445,298
		969,121
TOTAL COMMON STOCKS		157,986,172
MONEY MARKET FUND (0.3%)
Fifth Third Institutional Government Money Market Fund, 0.04%(b)	453,799	453,799
TOTAL MONEY MARKET FUND		453,799
TOTAL INVESTMENTS (COST $148,812,613) 100.0%		158,439,971
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		20,048
NET ASSETS 100.0%		$158,460,019
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2010.

PLC – Public Limited Co.

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp.(a)	3,430	$75,597
Aerovironment, Inc.(a)	800	18,768
Alliant Techsystems, Inc.(a)	1,360	103,686
American Science & Engineering, Inc.	280	23,058
Applied Signal Technology, Inc.	600	20,136
BE Aerospace, Inc.(a)	8,600	316,136
Ceradyne, Inc.(a)	4,420	105,240
Cubic Corp.	700	30,499
Curtiss-Wright Corp.	2,150	66,392
Esterline Technologies Corp.(a)	1,240	74,946
GenCorp, Inc.(a)	14,660	71,394
Moog, Inc., Class A(a)	2,970	111,672
Orbital Sciences Corp.(a)	3,040	49,370
Teledyne Technologies, Inc.(a)	1,640	68,175
Triumph Group, Inc.	650	54,333
		1,189,402
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,470	39,514
Hub Group, Inc., Class A(a)	1,470	47,731
		87,245
AIRLINES (0.5%)
AirTran Holdings, Inc.(a)	5,060	37,444
Alaska Air Group, Inc.(a)	2,570	135,696
Allegiant Travel Co.	2,200	103,598
JetBlue Airways Corp.(a)	14,540	101,489
SkyWest, Inc.	9,150	138,714
		516,941
AUTO COMPONENTS (0.9%)
BorgWarner, Inc.(a)	4,670	262,034
Drew Industries, Inc.(a)	900	18,963
Gentex Corp.	8,110	162,038
LKQ Corp.(a)	12,010	261,097
Standard Motor Products, Inc.	8,310	88,335
Superior Industries International, Inc.	3,430	61,569
		854,036
AUTO PARTS & EQUIPMENT (0.0%)
Spartan Motors, Inc.	2,760	14,021
AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,550	48,810
Winnebago Industries, Inc.(a)	1,130	11,300
		60,110
BEVERAGES (0.3%)
Hansen Natural Corp.(a)	5,110	261,683
BIOTECHNOLOGY (1.0%)
ArQule, Inc.(a)	1,120	6,182
Emergent Biosolutions, Inc.(a)	640	11,565
Martek Biosciences Corp.(a)	1,920	42,144
Neogen Corp.(a)	2,785	93,075
Regeneron Pharmaceuticals, Inc.(a)	7,410	193,253

	Shares	Value
Savient Pharmaceuticals, Inc.(a)	2,710	$33,631
United Therapeutics Corp.(a)	4,190	251,400
Vertex Pharmaceuticals, Inc.(a)	8,300	318,139
		949,389
BUILDING PRODUCTS (0.8%)
AAON, Inc.	2,230	54,746
Apogee Enterprises, Inc.	4,540	47,625
Comfort Systems USA, Inc.	4,650	53,243
Eagle Materials, Inc.	2,020	47,389
Griffon Corp.(a)	4,570	53,880
Lennox International, Inc.	2,070	84,891
Lumber Liquidators Holdings, Inc.(a)	7,590	182,767
NCI Building Systems, Inc.(a)	17,024	168,708
Quanex Building Products Corp.	1,905	34,328
Simpson Manufacturing Co., Inc.	1,790	47,578
Universal Forest Products, Inc.	1,970	59,376
		834,531
CAPITAL MARKETS (1.1%)
Apollo Investment Corp.	8,580	94,294
Eaton Vance Corp.	5,120	147,302
Investment Technology Group, Inc.(a)	1,990	28,338
Jefferies Group, Inc.	5,190	124,197
LaBranche & Co., Inc.(a)	15,710	51,057
optionsXpress Holdings, Inc.(a)	7,500	119,775
Piper Jaffray Cos., Inc.(a)	710	21,989
Raymond James Financial, Inc.	4,150	117,113
SEI Investments Co.	5,940	131,571
SWS Group, Inc.	3,075	21,125
TradeStation Group, Inc.(a)	8,440	46,336
Waddell & Reed Financial, Inc., Class A	6,920	201,164
		1,104,261
CHEMICALS (2.4%)
A. Schulman, Inc.	3,560	77,252
Albemarle Corp.	3,770	188,990
American Vanguard Corp.	550	4,054
Arch Chemicals, Inc.	1,100	39,061
Ashland, Inc.	5,460	281,900
Balchem Corp.	5,355	163,649
Cabot Corp.	2,910	98,998
Cytec Industries, Inc.	2,760	136,675
H.B. Fuller Co.	1,950	40,248
Intrepid Potash, Inc.(a)	1,780	61,107
Lubrizol Corp.	3,250	333,093
Minerals Technologies, Inc.	690	40,482
NewMarket Corp.	1,530	181,336
Olin Corp.	3,270	65,367
OM Group, Inc.(a)	2,870	95,485
Penford Corp.(a)	3,800	22,572
PolyOne Corp.(a)	4,950	63,954
Quaker Chemical Corp.	1,920	69,926
RPM International, Inc.	5,940	123,017
Sensient Technologies Corp.	2,140	69,143
Stepan Co.	280	18,883
The Scotts Miracle-Gro Co., Class A	1,860	99,324

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
The Valspar Corp.	4,320	$138,672
Zep, Inc.	775	14,059
		2,427,247
COMMERCIAL BANKS (3.4%)
Associated Bancorp	12,080	153,054
BancorpSouth, Inc.	3,100	40,889
Bank of Hawaii Corp.	2,270	98,041
Bank of the Ozarks, Inc.	780	29,648
Boston Private Financial Holdings, Inc.	2,680	15,303
Cathay General Bancorp	15,220	206,992
City Holding Co.	630	19,971
City National Corp.	2,060	106,234
Columbia Banking System, Inc.	1,120	20,395
Commerce Bancshares, Inc.	3,314	122,088
Community Bank System, Inc.	1,480	34,588
Cullen/Frost Bankers, Inc.	2,800	146,832
East West Bancorp, Inc.	7,110	125,349
First Bancorp(a)	61,240	18,678
First Commonwealth Financial Corp.	16,640	96,845
First Financial Bancorp	1,890	31,828
First Financial Bankshares, Inc.	1,050	49,623
First Midwest Bancorp, Inc.	5,690	60,940
FirstMerit Corp.	3,510	60,302
Fulton Financial Corp.	6,780	63,325
Glacier Bancorp, Inc.	2,310	30,030
Hancock Holding Co.	1,340	42,103
Hanmi Financial Corp.(a)	34,150	39,955
Home Bancshares, Inc.	803	16,518
Independent Bank Corp. – Massachusetts	900	21,141
International Bancshares Corp.	2,280	39,056
Nara Bancorp, Inc.(a)	1,910	14,974
National Penn Bancshares, Inc.	17,010	110,395
NBT Bancorp, Inc.	1,270	28,003
Old National Bancorp	3,340	31,596
PacWest Bancorp	1,660	28,934
Pinnacle Financial Partners, Inc.(a)	6,530	74,507
PrivateBancorp, Inc.	2,460	29,003
Prosperity Bancshares, Inc.	2,190	68,087
S&T Bancorp, Inc.	980	19,208
Signature Bank(a)	4,020	169,805
Simmons First National Corp., Class A	650	17,673
Sterling Bancorp	3,450	32,395
Sterling Bancshares, Inc.	10,420	56,164
Susquehanna Bancshares, Inc.	18,170	143,543
SVB Financial Group(a)	1,890	81,913
Synovus Financial Corp.	33,060	71,410
TCF Financial Corp.	5,330	70,143
Tompkins Financial Corp.	439	16,945
Trustmark Corp.	2,140	47,273
UMB Financial Corp.	1,360	50,402
Umpqua Holdings Corp.	7,690	84,590
United Bankshares, Inc.	1,590	42,485
United Community Banks, Inc.(a)	15,680	30,733
Valley National Bancorp	6,134	81,828
Westamerica Bancorp	1,390	69,528

	Shares	Value
Whitney Holding Corp.	13,130	$108,716
Wilmington Trust Corp.	5,810	41,309
Wilshire Bancorp, Inc.	2,450	16,439
Wintrust Financial Corp.	2,290	68,563
		3,396,292
COMMERCIAL SERVICES & SUPPLIES (4.2%)
ABM Industries, Inc.	4,630	104,406
Administaff, Inc.	960	25,162
Bowne & Co., Inc.	12,624	143,282
Brady Corp.	2,200	67,650
CDI Corp.	8,320	119,226
Clean Harbors, Inc.(a)	900	63,450
Coinstar, Inc.(a)	4,610	265,444
Consolidated Graphics, Inc.(a)	460	21,413
Copart, Inc.(a)	2,950	99,887
Corrections Corp. of America(a)	5,050	129,633
Darling International, Inc.(a)	19,200	192,192
Deluxe Corp.	2,700	55,188
Exponent, Inc.(a)	530	16,918
Forrester Research, Inc.(a)	600	19,842
FTI Consulting, Inc.(a)	3,250	115,245
G & K Services, Inc., Class A	970	23,978
Healthcare Services Group, Inc.	1,615	38,808
Heartland Payment Systems, Inc.	5,650	80,682
Heidrick & Struggles International, Inc.	2,870	61,648
Herman Miller, Inc.	2,930	56,344
HMS Holdings Corp.(a)	3,330	200,166
HNI Corp.	2,090	51,539
Kelly Services, Inc., Class A(a)	9,660	143,451
Korn/Ferry International, Inc.(a)	2,260	39,844
Landauer, Inc.	200	12,218
Lender Processing Services, Inc.	4,140	119,398
Manpower, Inc.	4,860	265,988
Mine Safety Appliances Co.	1,340	37,734
Mobile Mini, Inc.(a)	1,340	23,356
Monro Muffler Brake, Inc.	2,270	108,370
Navigant Consulting, Inc.(a)	2,680	24,522
On Assignment, Inc.(a)	1,130	6,385
Rewards Network, Inc.(a)	3,403	46,621
Rollins, Inc.	2,260	58,873
School Specialty, Inc.(a)	3,040	40,736
SFN Group, Inc.(a)	13,070	99,071
Standard Register Co.	10,500	33,705
TeleTech Holdings, Inc.(a)	6,270	95,179
Tetra Tech, Inc.(a)	3,720	78,343
The Brink’s Co.	3,310	78,116
The Corporate Executive Board Co.	1,540	48,110
The Geo Group, Inc.(a)	2,430	62,329
Towers Watson & Co., Class A	1,800	92,556
TrueBlue, Inc.(a)	1,650	23,182
United Stationers, Inc.(a)	1,880	105,656
Viad Corp.	4,590	91,616
Volt Information Sciences, Inc.(a)	13,545	109,444
Waste Connections, Inc.	3,335	135,868
Wright Express Corp.(a)	7,110	268,118
		4,200,892

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMUNICATIONS EQUIPMENT (2.7%)
ADC Telecommunications, Inc.(a)	4,270	$54,186
ADTRAN, Inc.	2,100	67,767
Arris Group, Inc.(a)	4,839	45,051
Bel Fuse, Inc.	700	15,967
Belden CDT, Inc.	2,090	58,311
Black Box Corp.	2,610	86,652
Blue Coat Systems, Inc.(a)	8,330	224,660
Ciena Corp.(a)	3,580	49,726
CommScope, Inc.(a)	8,740	276,708
Comtech Telecommunications Corp.	1,280	39,450
Digi International, Inc.(a)	3,130	30,236
Dycom Industries, Inc.(a)	8,220	87,954
EMS Technologies, Inc.(a)	4,240	75,642
F5 Networks, Inc.(a)	4,880	574,376
Harmonic, Inc.(a)	3,270	22,825
NETGEAR, Inc.(a)	4,520	139,261
Network Equipment Technologies, Inc.(a)	920	2,907
Oplink Communications, Inc.(a)	6,650	116,242
PCTEL, Inc.(a)	750	4,440
Plantronics, Inc.	2,100	75,348
Polycom, Inc.(a)	7,030	237,473
Riverbed Technology, Inc.(a)	5,920	340,637
Symmetricom, Inc.(a)	4,020	25,045
Tekelec(a)	2,370	30,857
Tollgrade Communications, Inc.(a)	500	3,975
ViaSat, Inc.(a)	1,260	51,874
		2,737,570
COMPUTERS & PERIPHERALS (1.0%)
Avid Technology, Inc.(a)	1,470	18,551
Compellent Technologies, Inc.(a)	7,740	195,590
Diebold, Inc.	3,750	114,938
Hutchinson Technology, Inc.(a)	1,470	5,013
Integral Systems, Inc.(a)	1,800	15,300
Intermec, Inc.(a)	1,950	22,718
NCI, Inc., Class A(a)	100	1,864
NCR Corp.(a)	11,160	153,115
Novatel Wireless, Inc.(a)	17,630	184,762
Stratasys, Inc.(a)	3,770	118,076
Synaptics, Inc.(a)	5,030	135,458
		965,385
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	5,960	157,881
EMCOR Group, Inc.(a)	5,490	141,917
Granite Construction, Inc.	2,740	66,253
Insituform Technologies, Inc., Class A(a)	1,440	31,104
KBR, Inc.	10,480	266,192
Orion Marine Group, Inc.(a)	9,240	115,592
Shaw Group, Inc.(a)	5,000	152,800
URS Corp.(a)	5,070	197,375
		1,129,114

	Shares	Value
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	3,800	$12,920
Martin Marietta Materials, Inc.	1,860	149,693
Texas Industries, Inc.	1,230	42,029
		204,642
CONSUMER FINANCE (0.4%)
Cash America International, Inc.	3,240	114,145
First Cash Financial Services, Inc.(a)	4,020	116,861
World Acceptance Corp.(a)	3,690	159,224
		390,230
CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,840	127,459
Greif, Inc., Class A	2,200	129,228
Myers Industries, Inc.	4,840	42,737
Packaging Corp. of America	4,960	121,173
Rock-Tenn Co., Class A	1,700	96,645
Silgan Holdings, Inc.	2,320	78,300
Sonoco Products Co.	4,220	141,370
Temple-Inland, Inc.	4,980	103,186
		840,098
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)	9,850	63,828
MWI Veterinary Supply, Inc.(a)	430	24,596
		88,424
DIVERSIFIED CONSUMER SERVICES (1.2%)
American Public Education, Inc.(a)	750	20,970
Capella Education Co.(a)	1,180	64,699
Career Education Corp.(a)	2,940	51,568
Corinthian Colleges, Inc.(a)	3,410	17,800
Hillenbrand, Inc.	3,700	79,513
Interval Leisure Group, Inc.(a)	5,780	82,943
ITT Educational Services, Inc.(a)	1,545	99,699
Matthews International Corp., Class A	1,260	41,605
NutriSystem, Inc.	5,950	113,764
Pre-Paid Legal Services, Inc.(a)	220	13,240
Regis Corp.	7,600	155,420
Service Corp. International	11,050	91,494
Sotheby’s	5,090	223,145
Strayer Education, Inc.	672	93,966
Universal Technical Institute, Inc.	960	18,576
		1,168,402
DIVERSIFIED FINANCIAL SERVICES (1.2%)
Affiliated Managers Group, Inc.(a)	2,800	239,708
CoreLogic, Inc.	5,380	94,527
EZCORP, Inc., Class A(a)	1,870	40,168
Greenhill & Co., Inc.	950	73,786
Interactive Brokers Group, Inc., Class A(a)	1,590	29,765
MSCI, Inc., Class A(a)	6,500	233,025
National Financial Partners Corp.(a)	14,820	204,516
Portfolio Recovery Associates, Inc.(a)	2,310	154,885
Stifel Financial Corp.(a)	3,090	146,435
		1,216,815

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cincinnati Bell, Inc.(a)	7,770	$19,036
General Communication, Inc., Class A(a)	1,510	15,780
NeuStar, Inc., Class A(a)	5,030	129,824
tw telecom, Inc.(a)	10,120	186,208
		350,848
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,120	40,746
Central Vermont Public Service Corp.	1,760	35,587
Cleco Corp.	2,370	74,110
DPL, Inc.	5,000	130,500
El Paso Electric Co.(a)	1,610	39,606
Great Plains Energy, Inc.	7,451	141,792
Hawaiian Electric Industries, Inc.	5,240	118,110
IDACORP, Inc.	1,880	69,184
NV Energy, Inc.	12,690	173,345
UIL Holdings Corp.	1,830	52,997
Unisource Energy Corp.	1,510	52,956
Westar Energy, Inc.	6,080	153,824
		1,082,757
ELECTRICAL EQUIPMENT (1.4%)
A.O. Smith Corp.	970	54,349
Acuity Brands, Inc.	1,800	90,126
AMETEK, Inc.	5,660	305,923
AZZ, Inc.	3,740	138,903
Baldor Electric Co.	5,930	249,178
Encore Wire Corp.	2,960	61,450
Hubbell, Inc., Class B	2,540	137,211
REGAL-BELOIT Corp.	1,610	92,913
Thomas & Betts Corp.(a)	4,920	214,266
Vicor Corp.	570	10,152
Woodward Governor Co.	2,450	76,783
		1,431,254
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.3%)
Agilysys, Inc.(a)	1,180	7,080
Anixter International, Inc.	1,180	63,354
Arrow Electronics, Inc.(a)	7,480	221,483
Avnet, Inc.(a)	7,540	224,541
Badger Meter, Inc.	640	26,579
Benchmark Electronics, Inc.(a)	3,060	50,276
Brightpoint, Inc.(a)	4,310	32,282
Checkpoint Systems, Inc.(a)	1,690	37,180
Cognex Corp.	1,630	43,521
CTS Corp.	4,980	50,547
Daktronics, Inc.	2,530	27,628
DTS, Inc.(a)	630	25,074
Electro Scientific Industries, Inc.(a)	1,800	20,916
ESCO Technologies, Inc.	1,130	38,736
FARO Technologies, Inc.(a)	2,410	58,177
Gerber Scientific, Inc.(a)	19,050	127,445
II-VI, Inc.(a)	1,040	40,914
Ingram Micro, Inc.(a)	11,740	207,328
Insight Enterprises, Inc.(a)	5,260	79,531
Itron, Inc.(a)	2,880	175,018

	Shares	Value
Keithley Instruments, Inc.	910	$19,638
Littelfuse, Inc.(a)	890	37,763
LoJack Corp.(a)	3,020	14,768
Mercury Computer Systems, Inc.(a)	6,730	106,603
Methode Electronics, Inc.	2,460	22,853
Mettler-Toledo International, Inc.(a)	1,600	208,896
MTS Systems Corp.	650	21,301
National Instruments Corp.	2,310	80,365
Newport Corp.(a)	1,130	16,419
Park Electrochemical Corp.	970	26,190
Plexus Corp.(a)	1,660	50,381
RadiSys Corp.(a)	900	8,793
Rogers Corp.(a)	650	23,140
Rovi Corp.(a)	6,200	314,030
ScanSource, Inc.(a)	2,810	84,131
SYNNEX Corp.(a)	3,910	113,546
Tech Data Corp.(a)	4,130	177,549
Technitrol, Inc.	3,420	15,732
Trimble Navigation Ltd.(a)	5,210	186,726
TTM Technologies, Inc.(a)	12,950	135,716
Vishay Intertechnology, Inc.(a)	9,070	102,491
		3,324,641
ENERGY EQUIPMENT & SERVICES (2.6%)
Atwood Oceanics, Inc.(a)	6,990	227,245
Basic Energy Services, Inc.(a)	17,880	197,753
Bristow Group, Inc.(a)	2,260	87,643
CARBO Ceramics, Inc.	1,200	100,524
Dril-Quip, Inc.(a)	3,420	236,322
Exterran Holdings, Inc.(a)	2,650	66,701
Gulf Island Fabrication, Inc.	5,560	126,990
Helix Energy Solutions Group, Inc.(a)	4,390	55,709
ION Geophysical Corp.(a)	5,820	28,460
Lufkin Industries, Inc.	2,140	104,539
Matrix Service Co.(a)	6,270	56,932
Oceaneering International, Inc.(a)	4,650	287,695
Patterson-UTI Energy, Inc.	8,850	171,778
Pride International, Inc.(a)	7,240	219,517
SEACOR Holdings, Inc.(a)	710	67,272
Superior Energy Services, Inc.(a)	8,230	227,313
TETRA Technologies, Inc.(a)	16,040	156,550
Tidewater, Inc.	2,080	95,950
Unit Corp.(a)	1,620	63,553
		2,578,446
FOOD & STAPLES RETAILING (0.8%)
BJ’s Wholesale Club, Inc.(a)	4,880	203,642
Casey’s General Stores, Inc.	2,550	105,723
Great Atlantic & Pacific Tea Co., Inc.(a)	5,350	18,404
Nash Finch Co.	2,970	124,443
Ruddick Corp.	3,600	125,640
Spartan Stores, Inc.	6,910	103,305
United Natural Foods, Inc.(a)	3,080	110,141
		791,298

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (1.9%)
Cal-Maine Foods, Inc.	3,600	$104,292
Calavo Growers, Inc.	4,350	95,395
Corn Products International, Inc.	4,560	194,028
Diamond Foods, Inc.	910	40,222
Flowers Foods, Inc.	3,235	82,428
Green Mountain Coffee Roasters, Inc.(a)	12,620	416,334
Hain Celestial Group, Inc.(a)	1,720	42,536
J & J Snack Foods Corp.	570	24,436
Lancaster Colony Corp.	770	38,408
Lance, Inc.	1,280	29,107
Mannatech, Inc.(a)	25,680	48,022
Peet’s Coffee & Tea, Inc.(a)	2,460	94,095
Ralcorp Holdings, Inc.(a)	2,780	172,527
Sanderson Farms, Inc.	2,470	103,690
Smithfield Foods, Inc.(a)	11,630	194,802
Tootsie Roll Industries, Inc.	1,038	27,247
TreeHouse Foods, Inc.(a)	4,530	211,551
		1,919,120
GAS UTILITIES (1.5%)
AGL Resources, Inc.	3,550	139,373
Atmos Energy Corp.	5,370	158,146
Energen Corp.	2,820	125,885
National Fuel Gas Co.	3,260	179,887
New Jersey Resources Corp.	2,430	98,391
Northwest Natural Gas Co.	1,160	57,176
Piedmont Natural Gas Co., Inc.	3,120	92,009
Questar Corp.	2,300	39,031
South Jersey Industries, Inc.	1,270	63,957
Southern Union Co.	6,310	158,570
Southwest Gas Corp.	2,610	90,724
The Laclede Group, Inc.	1,940	68,113
UGI Corp.	5,640	169,708
WGL Holdings, Inc.	2,600	100,230
		1,541,200
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Abaxis, Inc.(a)	3,480	83,555
Align Technology, Inc.(a)	9,130	155,484
Allscripts Healthcare Solutions, Inc.(a)	5,796	110,646
American Medical Systems Holdings, Inc.(a)	10,070	203,414
Analogic Corp.	530	24,184
Beckman Coulter, Inc.	2,940	156,526
Bio-Rad Laboratories, Inc., Class A(a)	750	67,965
Cantel Medical Corp.	3,920	72,598
CONMED Corp.(a)	1,180	25,972
Cooper Cos., Inc.	4,610	227,457
Cyberonics, Inc.(a)	990	27,235
Edwards Lifesciences Corp.(a)	5,480	350,227
Gen-Probe, Inc.(a)	2,100	101,703
Greatbatch, Inc.(a)	1,010	21,968
Haemonetics Corp.(a)	1,150	62,847
Hanger Orthopedic Group, Inc.(a)	1,530	28,642
Hill-Rom Holdings, Inc.	2,640	102,300
Hologic, Inc.(a)	11,610	185,992

	Shares	Value
ICU Medical, Inc.(a)	660	$24,090
IDEXX Laboratories, Inc.(a)	3,920	235,043
Immucor, Inc.(a)	3,290	57,246
Integra LifeSciences Holdings(a)	3,110	133,792
Invacare Corp.	1,540	41,580
Kensey Nash Corp.(a)	680	18,333
Kinetic Concepts, Inc.(a)	4,220	160,487
Masimo Corp.	4,450	134,256
Meridian Bioscience, Inc.	1,990	45,551
Merit Medical Systems, Inc.(a)	1,300	20,553
Natus Medical, Inc.(a)	6,980	91,438
OSI Systems, Inc.(a)	240	8,640
Osteotech, Inc.(a)	25,600	166,144
Palomar Medical Technologies, Inc.(a)	1,400	14,812
ResMed, Inc.(a)	7,460	237,750
STERIS Corp.	2,530	86,577
SurModics, Inc.(a)	950	11,362
Symmetry Medical, Inc.(a)	4,670	41,329
Thoratec Corp.(a)	2,370	77,357
West Pharmaceutical Services, Inc.	1,470	52,464
Zoll Medical Corp.(a)	2,280	74,168
		3,741,687
HEALTH CARE PROVIDERS & SERVICES (4.1%)
Air Methods Corp.(a)	3,180	130,062
Almost Family, Inc.(a)	1,590	54,903
Amedisys, Inc.(a)	3,139	79,919
AMERIGROUP Corp.(a)	4,120	171,928
AMN Healthcare Services, Inc.(a)	12,600	66,780
AmSurg Corp.(a)	2,190	39,595
Bio-Reference Laboratories, Inc.(a)	4,790	103,272
Catalyst Health Solutions, Inc.(a)	5,090	192,656
Centene Corp.(a)	5,380	120,082
Chemed Corp.	1,080	63,655
CorVel Corp.(a)	270	12,096
Cross Country Healthcare, Inc.(a)	1,010	7,373
CryoLife, Inc.(a)	830	5,354
Genoptix, Inc.(a)	3,650	62,123
Gentiva Health Services, Inc.(a)	2,630	61,226
Health Net, Inc.(a)	8,590	230,985
HealthSpring, Inc.(a)	4,700	137,193
Healthways, Inc.(a)	9,600	100,608
Henry Schein, Inc.(a)	3,730	209,439
IPC The Hospitalist Co.(a)	4,970	159,189
Kindred Healthcare, Inc.(a)	11,300	155,036
LCA-Vision, Inc.(a)	2,330	16,217
LHC Group, Inc.(a)	2,910	78,279
Lincare Holdings, Inc.	7,980	209,236
Magellan Health Services, Inc.(a)	1,930	92,640
MedCath Corp.(a)	12,650	125,361
Medifast, Inc.(a)	7,200	171,936
Molina Healthcare, Inc.(a)	5,420	140,486
Omnicare, Inc.	8,620	207,914
Owens & Minor, Inc.	5,445	155,074
PharMerica Corp.(a)	5,830	58,533
PSS World Medical, Inc.(a)	2,400	56,712

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Psychiatric Solutions, Inc.(a)	2,690	$90,653
RehabCare, Inc.(a)	5,020	111,595
Res-Care, Inc.(a)	8,760	115,895
VCA Antech, Inc.(a)	4,280	88,468
WellCare Health Plans, Inc.(a)	6,610	183,626
		4,066,099
HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	240	10,961
eResearchTechnology, Inc.(a)	3,400	25,908
Omnicell, Inc.(a)	1,350	18,859
		55,728
HOTELS, RESTAURANTS & LEISURE (2.9%)
Bob Evans Farms, Inc.	2,780	79,786
Brinker International, Inc.	7,690	142,573
California Pizza Kitchen, Inc.(a)	7,000	115,570
CEC Entertainment, Inc.(a)	4,120	136,784
Cheesecake Factory(a)	9,900	288,288
Chipotle Mexican Grill, Inc., Class A(a)	2,120	445,645
Cracker Barrel Old Country Store, Inc.	3,930	211,788
DineEquity, Inc.(a)	730	32,448
International Speedway Corp., Class A	1,520	34,717
Jack in the Box, Inc.(a)	2,730	63,227
LIFE TIME FITNESS, Inc.(a)	5,220	188,598
Marcus Corp.	1,190	15,256
O’Charley’s, Inc.(a)	8,020	60,150
P.F. Chang’s China Bistro, Inc.	3,480	159,801
Panera Bread Co., Class A(a)	2,680	239,887
Papa John’s International, Inc.(a)	1,660	42,878
Red Robin Gourmet Burgers, Inc.(a)	5,770	117,131
Ruby Tuesday, Inc.(a)	14,490	175,329
Ruth’s Hospitality Group, Inc.(a)	5,000	22,800
Sonic Corp.(a)	3,250	28,860
Texas Roadhouse, Inc., Class A(a)	13,230	203,213
Wendy’s/Arby’s Group, Inc., Class A	15,270	70,242
		2,874,971
HOUSEHOLD DURABLES (1.1%)
American Greetings Corp., Class A	1,860	36,028
Ethan Allen Interiors, Inc.	1,470	22,300
Interface, Inc.	2,000	28,780
KB HOME	2,870	30,164
La-Z-Boy, Inc.(a)	2,640	20,513
M.D.C. Holdings, Inc.	1,600	41,200
M/I Homes, Inc.(a)	740	7,829
Meritage Homes Corp.(a)	1,600	29,296
Mohawk Industries, Inc.(a)	2,370	135,896
National Presto Industries, Inc.	1,190	133,197
NVR, Inc.(a)	199	124,854
Ryland Group, Inc.	1,950	29,211
Skyline Corp.	300	5,349
Standard Pacific Corp.(a)	7,390	26,826
Toll Brothers, Inc.(a)	6,090	109,255
Tupperware Corp.	5,350	239,733
Universal Electronics, Inc.(a)	2,550	53,703
		1,074,134

	Shares	Value
HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet Co., Class A(a)	8,320	$86,944
Church & Dwight Co., Inc.	3,060	201,501
Energizer Holdings, Inc.(a)	2,890	216,114
WD-40 Co.	770	28,405
		532,964
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	2,680	85,331
Dynegy, Inc.(a)	13,888	64,441
		149,772
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,530	88,727
Standex International Corp.	2,000	53,860
Teleflex, Inc.	1,650	91,987
Tredegar Corp.	2,050	39,545
		274,119
INSURANCE (3.1%)
American Financial Group, Inc.	4,650	142,197
Amerisafe, Inc.(a)	1,240	23,672
Arthur J. Gallagher & Co.	3,960	111,514
Brown & Brown, Inc.	5,510	122,818
Delphi Financial Group, Inc., Class A	2,405	65,103
eHealth, Inc.(a)	7,210	97,407
Employers Holdings, Inc.	2,480	40,151
Everest Re Group Ltd.	2,220	187,101
Fidelity National Financial, Inc., Class A	10,840	145,148
First American Financial Corp.	5,380	75,535
HCC Insurance Holdings, Inc.	5,960	157,821
Horace Mann Educators Corp.	5,700	106,533
Infinity Property & Casualty Corp.	480	24,840
Mercury General Corp.	1,490	63,295
Old Republic International Corp.	14,320	189,024
Presidential Life Corp.	4,750	45,457
ProAssurance Corp.(a)	1,240	71,288
Protective Life Corp.	5,300	127,041
Reinsurance Group of America, Inc.	4,030	201,782
RLI Corp.	590	33,878
Safety Insurance Group, Inc.	1,220	56,681
Selective Insurance Group, Inc.	4,400	74,448
StanCorp Financial Group, Inc.	2,650	113,685
Stewart Information Services Corp.	5,780	62,540
The Hanover Insurance Group, Inc.	2,510	113,577
The Navigators Group, Inc.(a)	590	27,122
Tower Group, Inc.	4,690	113,873
Transatlantic Holdings, Inc.	2,730	143,598
United Fire & Casualty Co.	2,390	47,872
Unitrin, Inc.	4,440	107,892
W.R. Berkley Corp.	6,290	173,101
		3,065,994
INTERNET & CATALOG RETAIL (0.9%)
HSN, Inc.(a)	5,750	172,155
Netflix, Inc.(a)	4,160	721,760
		893,915

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
INTERNET SOFTWARE & SERVICES (2.3%)
AOL, Inc.(a)	4,470	$119,260
Blue Nile, Inc.(a)	2,910	123,966
comScore, Inc.(a)	9,290	218,408
Concur Technologies, Inc.(a)	3,700	190,994
DealerTrack Holdings, Inc.(a)	5,770	111,476
Digital River, Inc.(a)	1,650	61,479
Equinix, Inc.(a)	3,270	275,465
InfoSpace, Inc.(a)	2,340	19,750
J2 Global Communications, Inc.(a)	4,890	128,851
MicroStrategy, Inc., Class A(a)	2,070	187,604
Perficient, Inc.(a)	19,970	210,883
PetMed Express, Inc.	1,370	21,166
Rackspace Hosting, Inc.(a)	5,200	129,792
Stamps.com, Inc.(a)	4,970	79,321
The Knot, Inc.(a)	5,040	45,562
TIBCO Software, Inc.(a)	7,180	138,000
United Online, Inc.	4,460	27,563
ValueClick, Inc.(a)	8,930	122,877
Websense, Inc.(a)	4,860	97,783
		2,310,200
IT SERVICES (1.5%)
Acxiom Corp.(a)	3,620	63,531
Alliance Data Systems Corp.(a)	2,850	173,052
Broadridge Financial Solutions, Inc.	7,230	159,060
CACI International, Inc., Class A(a)	1,320	66,158
Ciber, Inc.(a)	47,660	174,912
Convergys Corp.(a)	7,180	81,278
CSG Systems International, Inc.(a)	5,280	102,643
DST Systems, Inc.	1,780	77,021
Gartner, Inc.(a)	4,660	147,675
ManTech International Corp., Class A(a)	940	36,857
MAXIMUS, Inc.	1,390	84,276
Sourcefire, Inc.(a)	8,560	201,931
SRA International, Inc., Class A(a)	2,890	57,829
StarTek, Inc.(a)	1,490	6,079
Sykes Enterprises, Inc.(a)	3,700	61,457
		1,493,759
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.(a)	13,120	174,627
Brunswick Corp.	3,980	62,964
Callaway Golf Co.	11,410	78,501
JAKKS Pacific, Inc.(a)	10,750	202,637
MarineMax, Inc.(a)	6,300	47,124
Nautilus Group, Inc.(a)	18,940	28,031
Polaris Industries, Inc.	2,460	174,881
Pool Corp.	2,590	52,163
RC2 Corp.(a)	1,010	21,311
Sturm, Ruger & Co., Inc.	9,580	150,023
		992,262
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	4,370	19,578
Cambrex Corp.(a)	3,010	13,635

	Shares	Value
Charles River Laboratories International, Inc.(a)	2,970	$97,327
Covance, Inc.(a)	3,620	170,104
Dionex Corp.(a)	1,160	103,507
Enzo Biochem, Inc.(a)	11,740	50,599
Kendle International, Inc.(a)	4,130	37,624
PAREXEL International Corp.(a)	2,310	49,665
Pharmaceutical Product Development, Inc.	5,920	152,795
		694,834
MACHINERY (4.6%)
Actuant Corp., Class A	3,330	74,825
AGCO Corp.(a)	5,790	245,901
Albany International Corp., Class A	1,370	27,948
Applied Industrial Technologies, Inc.	1,420	43,182
Astec Industries, Inc.(a)	1,840	54,225
Barnes Group, Inc.	2,340	42,565
Briggs & Stratton Corp.	3,860	67,936
Bucyrus International, Inc.	6,510	443,722
Cascade Corp.	1,500	53,085
CIRCOR International, Inc.	750	26,310
CLARCOR, Inc.	2,050	81,303
Crane Co.	2,120	81,111
Donaldson Co., Inc.	3,250	158,340
EnPro Industries, Inc.(a)	2,680	94,175
Federal Signal Corp.	15,450	87,292
Gardner Denver, Inc.	3,730	215,669
Graco, Inc.	2,750	94,627
Harsco Corp.	3,450	79,971
IDEX Corp.	3,390	122,311
Intevac, Inc.(a)	1,360	13,736
John Bean Technologies Corp.	1,575	26,933
Joy Global, Inc.	6,160	437,052
Kaydon Corp.	1,460	50,910
Kennametal, Inc.	3,340	114,028
Lincoln Electric Holdings, Inc.	1,720	102,787
Lindsay Manufacturing Co.	550	31,708
Lydall, Inc.(a)	15,260	113,382
Mueller Industries, Inc.	3,350	98,490
Nordson Corp.	1,830	142,777
Oshkosh Truck Corp.(a)	4,730	139,582
Pentair, Inc.	4,070	133,211
Robbins & Myers, Inc.	1,490	43,255
SPX Corp.	2,080	139,485
Terex Corp.(a)	9,930	222,928
The Timken Co.	5,200	215,384
Toro Co.	1,410	80,032
Trinity Industries, Inc.	7,710	175,248
Valmont Industries, Inc.	1,480	116,698
Watts Water Technologies, Inc.	1,230	43,259
		4,535,383
MARINE (0.4%)
Alexander & Baldwin, Inc.	2,840	97,781
Kirby Corp.(a)	3,830	164,652
Overseas Shipholding Group, Inc.	3,130	104,636
		367,069

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MEDIA (0.9%)
DreamWorks Animation SKG, Inc., Class A(a)	4,870	$171,911
Harte-Hanks, Inc.	4,920	59,434
John Wiley & Sons, Inc., Class A	2,000	86,320
Lamar Advertising Co., Class A(a)	4,340	147,516
Live Nation, Inc.(a)	11,212	106,402
Nolan Co.(a)	19,750	211,325
Scholastic Corp.	2,450	72,152
The E.W. Scripps Co., Class A(a)	2,090	18,267
		873,327
METALS & MINING (1.5%)
A.M. Castle & Co.(a)	7,180	110,572
AMCOL International Corp.	2,890	80,169
Brush Engineered Materials, Inc.(a)	830	27,514
Carpenter Technology Corp.	1,760	62,762
Century Aluminum Co.(a)	6,800	91,936
Commercial Metals Co.	8,820	122,422
Gibraltar Industries, Inc.(a)	5,340	48,754
Kaiser Aluminum Corp.	3,260	146,667
Olympic Steel, Inc.	2,890	64,794
Patriot Coal Corp.(a)	6,980	94,160
Reliance Steel & Aluminum Co.	6,080	254,448
RTI International Metals, Inc.(a)	1,260	39,186
Steel Dynamics, Inc.	17,530	254,535
Worthington Industries, Inc.	5,130	79,002
		1,476,921
MULTI-UTILITIES (1.0%)
Alliant Energy Corp.	5,560	203,107
Avista Corp.	2,430	53,071
CH Energy Group, Inc.	1,300	59,085
MDU Resources Group, Inc.	7,490	149,276
NSTAR	4,820	201,042
OGE Energy Corp.	4,530	200,045
PNM Resources, Inc.	7,850	92,551
Vectren Corp.	3,050	83,509
		1,041,686
MULTILINE RETAIL (0.8%)
99 Cents Only Stores(a)	2,260	34,849
Fred’s, Inc.	10,490	125,670
Saks, Inc.(a)	16,630	185,258
The Andersons, Inc.	6,150	242,126
Tuesday Morning Corp.(a)	52,340	250,709
		838,612
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	2,710	96,964

	Shares	Value
OIL, GAS & CONSUMABLE FUELS (3.1%)
Arch Coal, Inc.	6,800	$167,212
Bill Barrett Corp.(a)	5,100	192,525
Cimarex Energy Co.	3,370	258,647
Comstock Resources, Inc.(a)	2,010	44,924
Forest Oil Corp.(a)	4,730	145,353
Frontier Oil Corp.	13,150	174,237
Holly Corp.	1,850	60,551
Hornbeck Offshore Services, Inc.(a)	6,240	138,778
Mariner Energy, Inc.(a)	3,820	95,194
Newfield Exploration Co.(a)	5,410	322,544
Oil States International, Inc.(a)	5,310	271,447
Penn Virginia Corp.	4,590	68,024
Petroleum Development Corp.(a)	6,120	191,005
PetroQuest Energy, Inc.(a)	3,140	17,521
Pioneer Drilling Co.(a)	6,680	41,149
Plains Exploration & Production Co.(a)	7,340	204,566
Quicksilver Resources, Inc.(a)	13,740	205,688
Seahawk Drilling, Inc.(a)	5,872	59,190
SM Energy Co.	4,350	181,308
Stone Energy Corp.(a)	1,710	26,727
Swift Energy Co.(a)	1,650	52,553
World Fuel Services Corp.	5,010	141,432
		3,060,575
PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies, Inc.	2,400	43,320
Clearwater Paper Corp.(a)	445	35,934
Deltic Timber Corp.	450	21,006
Louisiana-Pacific Corp.(a)	6,380	49,381
Neenah Paper, Inc.	1,100	16,885
Wausau-Mosinee Paper Corp.(a)	2,530	21,353
		187,879
PERSONAL PRODUCTS (0.3%)
Alberto-Culver Co.	3,570	133,125
Blyth, Inc.	1,822	73,099
Helen of Troy Ltd.(a)	1,350	34,627
Kid Brands, Inc.(a)	2,960	28,890
		269,741
PHARMACEUTICALS (1.2%)
Cubist Pharmaceuticals, Inc.(a)	6,160	143,405
Endo Pharmaceuticals Holdings, Inc.(a)	5,330	195,824
Hi-Tech Pharmacal Co., Inc.(a)	5,840	126,319
Medicis Pharmaceutical Corp., Class A	4,820	143,395
Par Pharmaceutical Cos., Inc.(a)	4,310	140,118
Perrigo Co.	3,230	212,793
Salix Pharmaceuticals Ltd.(a)	5,330	201,634
ViroPharma, Inc.(a)	4,250	69,530
		1,233,018
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,850	72,162
DG Fastchannel, Inc.(a)	900	21,195
		93,357

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUST (5.6%)
Acadia Realty Trust	3,917	$74,736
Alexandria Real Estate Equities, Inc.	1,950	143,286
AMB Property Corp.	5,840	164,630
BioMed Realty Trust, Inc.	4,590	84,226
BRE Properties, Inc.	2,370	101,744
Camden Property Trust	2,630	130,422
Cedar Shopping Centers, Inc.	10,380	65,498
Colonial Properties Trust	5,910	105,966
Corporate Office Properties Trust	2,340	83,047
Cousins Properties, Inc.	5,183	38,406
DiamondRock Hospitality Co.	18,120	191,710
Duke Realty Corp.	10,230	127,568
Eastgroup Properties, Inc.	1,060	42,909
Entertainment Properties Trust	1,870	86,450
Equity One, Inc.	1,850	34,595
Essex Property Trust, Inc.	1,190	134,422
Extra Space Storage, Inc.	4,400	71,280
Federal Realty Investment Trust	2,540	208,229
Franklin Street Properties Corp.	3,250	43,388
Healthcare Realty Trust, Inc.	2,290	55,281
Highwood Properties, Inc.	3,060	101,378
Home Properties, Inc.	1,420	77,319
Hospitality Properties Trust	7,010	159,898
Inland Real Estate Corp.	4,470	38,844
Kilroy Realty Corp.	1,920	65,606
Kite Realty Group Trust	23,030	110,083
LaSalle Hotel Properties	2,510	59,462
Lexington Corp. Properties Trust	18,805	146,303
Liberty Property Trust	4,800	160,608
LTC Properties, Inc.	1,020	28,407
Macerich Co.	5,235	233,533
Mack-Cali Realty Corp.	3,370	113,165
Medical Properties Trust, Inc.	11,250	125,887
Mid-America Apartment Communities, Inc.	1,100	67,133
National Retail Properties, Inc.	3,800	102,980
Nationwide Health Properties, Inc.	4,750	193,942
OMEGA Healthcare Investors, Inc.	3,890	89,470
Parkway Properties, Inc.	1,160	18,050
Pennsylvania Real Estate Investment Trust	11,480	163,820
Post Properties, Inc.	2,320	70,621
Potlatch Corp.	1,670	56,864
PS Business Parks, Inc.	550	32,593
Rayonier, Inc.	3,280	171,216
Realty Income Corp.	4,520	154,946
Regency Centers Corp.	3,440	145,099
Senior Housing Properties Trust	5,620	134,262
SL Green Realty Corp.	5,570	366,060
Sovran Self Storage, Inc.	1,190	46,493
Tanger Factory Outlet Centers, Inc.	1,620	77,630
UDR, Inc.	6,891	154,910
Urstadt Biddle Properties, Inc., Class A	1,190	22,860
Weingarten Realty Investors	4,690	113,170
		5,590,405

	Shares	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.4%)
Forestar Group, Inc.(a)	5,150	$88,065
Jones Lang LaSalle, Inc.	3,870	302,092
		390,157
ROAD & RAIL (1.0%)
Arkansas Best Corp.	2,950	74,724
Atmel Corp.(a)	14,710	130,331
Con-way, Inc.	3,590	118,506
Heartland Express, Inc.	3,013	44,924
J.B. Hunt Transport Services, Inc.	3,890	139,884
Kansas City Southern(a)	4,220	184,921
Knight Transportation, Inc.	3,000	53,610
Landstar System, Inc.	2,160	81,259
Old Dominion Freight Line, Inc.(a)	1,927	54,052
Wabtec Corp.	2,080	97,427
Werner Enterprises, Inc.	1,870	39,868
		1,019,506
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Actel Corp.(a)	1,000	20,860
Advanced Energy Industries, Inc.(a)	1,310	18,812
ATMI, Inc.(a)	1,620	28,625
Brooks Automation, Inc.(a)	2,290	15,549
Cabot Microelectronics Corp.(a)	860	33,222
Cohu, Inc.	820	11,767
Cree, Inc.(a)	5,760	295,430
Cymer, Inc.(a)	2,370	87,571
Cypress Semiconductor Corp.(a)	7,510	105,891
Diodes, Inc.(a)	9,310	204,634
DSP Group, Inc.(a)	1,000	7,160
Exar Corp.(a)	1,430	9,509
Fairchild Semiconductor International, Inc.(a)	4,570	51,504
FEI Co.(a)	1,590	34,598
Hittite Microwave Corp.(a)	3,100	160,177
Integrated Device Technology, Inc.(a)	6,170	36,341
International Rectifier Corp.(a)	3,280	76,194
Intersil Corp., Class A	5,930	77,624
Kopin Corp.(a)	15,910	60,617
Kulicke & Soffa Industries, Inc.(a)	4,190	26,062
Lam Research Corp.(a)	5,190	237,650
Micrel, Inc.	3,860	45,973
Microsemi Corp.(a)	3,280	65,600
MKS Instruments, Inc.(a)	2,360	48,734
Monolithic Power Systems, Inc.(a)	3,570	57,370
Pericom Semiconductor Corp.(a)	7,150	67,353
RF Micro Devices, Inc.(a)	13,310	97,030
Rudolph Technologies, Inc.(a)	2,140	15,879
Semtech Corp.(a)	4,240	90,778
Sigma Designs, Inc.(a)	10,380	118,436
Silicon Laboratories, Inc.(a)	2,500	99,750
Skyworks Solutions, Inc.(a)	12,180	279,044
Standard Microsystems Corp.(a)	940	22,692
Supertex, Inc.(a)	390	9,161
Tessera Technologies, Inc.(a)	7,190	141,859
TriQuint Semiconductor, Inc.(a)	28,600	294,580

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Ultratech, Inc.(a)	800	$14,648
Varian Semiconductor Equipment Associates, Inc.(a)	3,080	100,624
Veeco Instruments, Inc.(a)	3,500	146,475
Volterra Semiconductor Corp.(a)	6,610	135,042
		3,450,825
SOFTWARE (4.7%)
ACI Worldwide, Inc.(a)	1,830	44,597
Advent Software, Inc.(a)	2,910	156,325
ANSYS, Inc.(a)	5,869	265,572
Blackbaud, Inc.	6,500	165,035
Cadence Design Systems, Inc.(a)	9,240	78,263
CommVault Systems, Inc.(a)	7,390	213,793
Ebix, Inc.(a)	10,560	260,832
Epicor Software Corp.(a)	12,510	117,594
EPIQ Systems, Inc.	2,025	23,733
FactSet Research Systems, Inc.	2,750	241,395
Fair Isaac Corp.	2,250	54,090
Informatica Corp.(a)	7,010	285,237
Interactive Intelligence, Inc.(a)	14,110	348,658
Jack Henry & Associates, Inc.	3,300	89,628
JDA Software Group, Inc.(a)	4,770	120,681
Manhattan Associates, Inc.(a)	3,870	119,119
Mentor Graphics Corp.(a)	3,500	37,800
MICROS Systems, Inc.(a)	4,720	214,241
NetScout Systems, Inc.(a)	10,620	249,251
Parametric Technology Corp.(a)	5,580	119,803
Phoenix Technologies Ltd.(a)	800	3,296
Progress Software Corp.(a)	1,700	63,529
Quality Systems, Inc.	2,910	186,996
Quest Software, Inc.(a)	2,810	73,538
Radiant Systems, Inc.(a)	11,120	216,951
Smith Micro Software, Inc.(a)	12,420	151,027
Solera Holdings, Inc.	6,350	305,117
Sonic Solutions(a)	1,480	17,716
Synopsys, Inc.(a)	6,650	170,107
Taleo Corp., Class A(a)	5,100	146,319
Tyler Technologies, Inc.(a)	4,820	98,376
		4,638,619
SPECIALTY RETAIL (4.9%)
Aaron’s, Inc.	3,450	65,067
Advance Auto Parts, Inc.	3,520	228,730
Aeropostale, Inc.(a)	10,910	265,986
American Eagle Outfitters, Inc.	8,930	142,969
AnnTaylor Stores Corp.(a)	2,610	60,813
Big 5 Sporting Goods Corp.	6,300	85,176
Biglari Holdings, Inc.(a)	29	9,668
Cabela’s, Inc.(a)	7,370	136,640
Cato Corp.	1,490	39,411
Chico’s FAS, Inc.	13,150	127,818
Children’s Place Retail Stores, Inc.(a)	1,120	49,347
Christopher & Banks Corp.	8,510	50,720
Coldwater Creek, Inc.(a)	9,160	30,869
Collective Brands, Inc.(a)	6,820	104,551
Dick’s Sporting Goods, Inc.(a)	4,030	116,145

	Shares	Value
Dollar Tree, Inc.(a)	6,505	$333,772
Finish Line, Inc., Class A	6,357	97,262
Foot Locker, Inc.	16,180	257,747
Genesco, Inc.(a)	1,000	32,760
Group 1 Automotive, Inc.(a)	4,100	144,566
Guess?, Inc.	6,620	257,650
Gymboree Corp.(a)	3,170	206,240
Haverty Furniture Cos., Inc.	3,460	36,987
Hibbett Sports, Inc.(a)	3,720	100,254
Hot Topic, Inc.	11,080	63,488
Jo-Ann Stores, Inc.(a)	1,130	48,872
Jos. A. Bank Clothiers, Inc.(a)	4,413	192,407
Kirkland’s, Inc.(a)	3,310	44,520
Lithia Motors, Inc., Class A	6,800	74,120
Men’s Wearhouse, Inc.	2,440	59,634
Midas Group, Inc.(a)	600	4,416
Movado Group, Inc.(a)	6,730	75,645
OfficeMax, Inc.(a)	3,580	63,366
PETsMart, Inc.	5,200	194,636
Rent-A-Center, Inc.	5,970	150,086
Sonic Automotive, Inc., Class A(a)	2,190	23,915
Stage Stores, Inc.	5,502	73,342
Stein Mart, Inc.(a)	1,600	15,024
The Dress Barn, Inc.(a)	6,948	159,387
The Pep Boys – Manny, Moe & Jack	11,580	135,370
Tractor Supply Co.	2,860	113,256
Williams-Sonoma, Inc.	7,310	236,625
Zale Corp.(a)	15,340	39,270
Zumiez, Inc.(a)	6,620	173,576
		4,922,103
TEXTILES APPAREL & LUXURY GOODS (3.3%)
Brown Shoe Co., Inc.	6,565	77,139
Carter’s, Inc.(a)	2,590	64,491
Crocs, Inc.(a)	21,450	298,798
Deckers Outdoor Corp.(a)	4,940	287,014
Fossil, Inc.(a)	5,230	308,518
Hanesbrands, Inc.(a)	4,080	101,184
Iconix Brand Group, Inc.(a)	12,270	214,725
J Crew Group, Inc.(a)	4,610	147,474
K-Swiss, Inc., Class A(a)	4,310	52,410
Liz Claiborne, Inc.(a)	5,080	31,090
Maidenform Brands, Inc.(a)	1,070	28,633
Oxford Industries, Inc.	710	16,351
Perry Ellis International, Inc.(a)	6,080	136,678
Phillips-Van Heusen Corp.	2,290	140,469
Quiksilver, Inc.(a)	88,860	370,546
Skechers U.S.A., Inc., Class A(a)	1,420	27,605
Steven Madden Ltd.(a)	2,560	108,288
The Buckle, Inc.	3,325	96,724
The Timberland Co., Class A(a)	2,140	44,897
The Warnaco Group, Inc.(a)	3,900	207,129
True Religion Apparel, Inc.(a)	7,480	152,966
Under Armour, Inc., Class A(a)	4,130	192,788
UniFirst Corp.	580	26,697
Volcom, Inc.(a)	6,380	109,545
Wolverine World Wide, Inc.	1,990	57,949
		3,300,108

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
THRIFTS & MORTGAGE FINANCE (0.7%)
Astoria Financial Corp.	7,520	$93,398
Bank Mutual Corp.	2,860	13,785
Brookline Bancorp, Inc.	4,200	40,908
Dime Community Bancshares, Inc.	1,490	21,739
First Niagara Financial Group, Inc.	7,060	83,661
New York Community Bancorp, Inc.	17,090	289,334
NewAlliance Bancshares, Inc.	3,630	46,791
TrustCo Bank Corp. NY	3,990	21,506
Washington Federal, Inc.	5,200	78,156
Webster Financial Corp.	3,490	59,749
		749,027
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.	2,770	87,698
Kaman Corp., Class A	1,080	29,106
Lawson Products, Inc.	3,090	56,949
MSC Industrial Direct Co., Inc., Class A	1,830	104,200
United Rentals, Inc.(a)	3,190	59,940
Watsco, Inc.	1,220	68,284
		406,177
WATER UTILITIES (0.2%)
American States Water Co.	970	36,230
Aqua America, Inc.	4,810	103,559
Calgon Carbon Corp.(a)	2,170	32,572
		172,361

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Cbeyond, Inc.(a)	5,000	$67,750
Neutral Tandem, Inc.(a)	1,430	20,907
NTELOS Holdings Corp.	4,510	81,947
Syniverse Holdings, Inc.(a)	6,150	187,513
Telephone & Data Systems, Inc.	5,160	179,723
USA Mobility, Inc.	1,370	23,057
		560,897
TOTAL COMMON STOCKS		99,151,449
MONEY MARKET FUNDS (0.4%)
AIM Short-Term Prime Money Market, 0.14%(b)	21,134	21,134
Fifth Third Institutional Government Money Market Fund, 0.04%(b)	413,048	413,048
TOTAL MONEY MARKET FUNDS		434,182
TOTAL INVESTMENTS (COST $88,405,494) 100.0%		99,585,631
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(12,901)
NET ASSETS 100.0%		$99,572,730
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2010.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, Sponsored ADR	3,220	$92,897
AIRLINES (0.3%)
Lan Airlines SA, Sponsored ADR	5,350	164,459
Ryanair Holdings PLC, Sponsored ADR	4,940	161,192
		325,651
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	870	78,770
AUTOMOBILES (2.5%)
Honda Motor Co., Ltd., Sponsored ADR	25,260	910,118
Tata Motors Ltd., Sponsored ADR	1,450	40,774
Toyota Motor Corp., Sponsored ADR	20,370	1,442,603
		2,393,495
CAPITAL MARKETS (2.5%)
Credit Suisse Group, Sponsored ADR	14,780	613,370
Deutsche Bank AG, Registered Shares	9,590	555,069
Nomura Holdings, Inc., Sponsored ADR	51,550	260,843
UBS AG, Registered Shares(a)	56,773	966,277
		2,395,559
CHEMICALS (1.6%)
Agrium, Inc.	2,380	210,654
Potash Corp. of Saskatchewan, Inc.	4,380	635,494
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,860	96,348
Syngenta AG, Sponsored ADR	10,130	560,999
		1,503,495
COMMERCIAL BANKS (18.6%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	54,520	716,938
Banco Bradesco SA, Sponsored ADR	52,300	1,087,840
Banco de Chile, Sponsored ADR	1,318	113,348
Banco Santander Brasil SA, Sponsored ADR	6,120	88,128
Banco Santander Central Hispano SA, Sponsored ADR	122,940	1,574,861
Banco Santander Chile SA, Sponsored ADR	800	74,112
Bank of Montreal	10,380	615,015
Bank of Nova Scotia	18,460	987,795
Barclays PLC, Sponsored ADR	42,850	756,302
Canadian Imperial Bank of Commerce	7,070	541,562
Credicorp Ltd.	1,020	128,398
HDFC Bank Ltd., Sponsored ADR	1,630	281,925
HSBC Holdings PLC, Sponsored ADR	53,500	2,787,885
ICICI Bank Ltd., Sponsored ADR	4,950	260,271
Itau Unibanco Banco Multiplo SA, Sponsored ADR	61,937	1,521,173
Lloyds TSB Group PLC, Sponsored ADR	155,285	680,148
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	234,620	1,093,329
Mizuho Financial Group, Inc., Sponsored ADR	179,350	520,115

	Shares	Value
National Bank of Greece SA, Sponsored ADR	29,506	$66,684
Royal Bank of Canada	23,590	1,259,234
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,678	139,170
Shinhan Financial Group Co., Ltd., Sponsored ADR	6,390	496,950
The Toronto – Dominion Bank	15,140	1,093,108
Westpac Banking Corp., Sponsored ADR	9,220	1,028,122
		17,912,413
COMMUNICATIONS EQUIPMENT (1.6%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	92,059
Nokia Oyj, Sponsored ADR	55,050	587,934
Research In Motion Ltd.(a)	6,310	359,355
Telefonektiebolaget LM Ericsson, Sponsored ADR	49,550	544,554
		1,583,902
CONSTRUCTION MATERIALS (0.4%)
Cemex SA de CV, Sponsored ADR(a)	20,774	182,188
CRH PLC, Sponsored ADR	8,650	152,845
		335,033
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR	2,910	131,648
DIVERSIFIED CONSUMER SERVICES (0.8%)
Baidu, Inc., Sponsored ADR(a)	1,700	187,017
Ctrip.com International Ltd., Sponsored ADR(a)	1,720	89,560
Reed Elsevier NV, Sponsored ADR	7,973	207,936
Reed Elsevier PLC, Sponsored ADR	7,567	259,624
		744,137
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep NV, Sponsored ADR(a)	53,440	576,083
KB Financial Group, Inc., Sponsored ADR	9,480	425,652
		1,001,735
DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
BCE, Inc.	19,895	666,681
BT Group PLC, Sponsored ADR	14,100	347,988
China Unicom Ltd., Sponsored ADR	14,705	205,870
France Telecom SA, Sponsored ADR	34,100	814,649
Nippon Telegraph & Telephone Corp., Sponsored ADR	37,390	842,770
Portugal Telecom SGPS SA, Sponsored ADR	17,130	246,672
PT Telekomunikasi Indonesia, Sponsored ADR	5,020	202,758
Tele Norte Leste Participacoes SA, Sponsored ADR	4,120	63,201
Telecom Corp. of New Zealand Ltd., Sponsored ADR	7,788	60,902
Telecom Italia S.p.A., Sponsored ADR	15,210	232,105
Telefonica SA, Sponsored ADR	21,180	1,718,545
Telefonos de Mexico SA de CV, Sponsored ADR	9,410	145,667
Telus Corp.	7,460	314,514
		5,862,322

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.2%)
Centrais Electricas Brasileiras SA, Sponsored ADR	10,240	$143,053
Companhia Energetica de Minas Gervais, Sponsored ADR	20,647	368,342
Enersis SA, Sponsored ADR	18,080	412,405
Korea Electric Power Corp., Sponsored ADR(a)	19,670	259,841
		1,183,641
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	34,650	716,908
Nidec Corp., Sponsored ADR	8,450	206,265
		923,173
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
AU Optronics Corp., Sponsored ADR(a)	18,611	186,668
Hitachi Ltd., Sponsored ADR(a)	7,060	318,477
Kyocera Corp., Sponsored ADR	3,330	332,101
LG Display Co., Ltd., Sponsored ADR	3,820	65,742
Panasonic Corp., Sponsored ADR	31,290	453,705
		1,356,693
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,700	111,861
FOOD & STAPLES RETAILING (0.7%)
Delhaize Group, Sponsored ADR	4,920	346,663
Tim Hortons, Inc.	8,280	311,577
		658,240
FOOD PRODUCTS (2.3%)
BRF-Brasil Foods SA, Sponsored ADR	12,460	182,290
Unilever NV, NY Shares	36,850	1,094,076
Unilever PLC, Sponsored ADR	33,134	961,549
		2,237,915
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Qiagen NV(a)	16,180	304,346
Smith & Nephew PLC, Sponsored ADR	7,980	350,162
		654,508
HEALTH CARE PROVIDERS & SERVICES (1.2%)
Fresenius Medical Care AG & Co., Sponsored ADR	8,130	517,393
Shire PLC, Sponsored ADR	8,650	606,365
		1,123,758
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR	3,100	59,985
HOUSEHOLD DURABLES (0.6%)
Koninklijke Royal Philips Electronics NV, NY Shares	18,550	564,848
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,940	161,216
Empresa Nacional de Electricidad SA, Sponsored ADR	9,890	527,731
		688,947
INDUSTRIAL CONGLOMERATES (1.6%)
Siemens AG, Sponsored ADR	13,240	1,513,464

	Shares	Value
INSURANCE (2.5%)
Aegon NV, NY Shares(a)	13,680	$86,321
Aviva PLC, Sponsored ADR	23,900	310,222
China Life Insurance Co., Ltd., Sponsored ADR	14,860	977,342
Manulife Financial Corp.	24,710	313,817
Prudential PLC, Sponsored ADR	20,690	417,938
Sun Life Financial, Inc.	9,750	276,218
		2,381,858
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR	2,620	115,778
MARINE (0.1%)
Carnival PLC, Sponsored ADR	2,680	116,768
MEDIA (1.6%)
Grupo Televisa SA, Sponsored ADR	15,350	344,608
Pearson PLC, Sponsored ADR	15,380	236,852
Shaw Communications, Inc., Class B	11,740	251,001
Thomson Reuters Corp.	11,258	430,618
WPP PLC, Sponsored ADR	5,520	320,381
		1,583,460
METALS & MINING (12.9%)
Agnico-Eagle Mines Ltd.	3,390	263,030
AngloGold Ashanti Ltd., Sponsored ADR	5,770	271,825
ArcelorMittal, NY Shares	12,440	402,807
Barrick Gold Corp.	18,130	871,872
BHP Billiton Ltd., Sponsored ADR	25,130	2,075,487
BHP Billiton PLC, Sponsored ADR	16,540	1,171,032
Cameco Corp.	5,980	185,141
Companhia Siderurgica Nacional SA, Sponsored ADR	19,510	329,329
Compania de Minas Buenaventura SA, Sponsored ADR	6,330	335,743
Eldorado Gold Corp.	9,050	153,216
Gerdau SA, Sponsored ADR	14,370	187,385
Gold Fields Ltd., Sponsored ADR	9,700	152,969
Goldcorp, Inc.	13,317	593,805
IAMGOLD Corp.	5,720	104,561
Kinross Gold Corp.	12,820	230,119
POSCO, Sponsored ADR	8,190	851,268
Rio Tinto PLC, Sponsored ADR	22,722	1,479,657
Southern Copper Corp.	1,360	58,208
Sterlite Industires (India) Ltd., Sponsored ADR	1,540	23,824
Teck Resources Ltd.	6,173	276,180
Vale SA, Sponsored ADR	58,130	1,670,075
Vale SA, Sponsored Preferred ADR	18,840	605,517
Yamana Gold, Inc.	12,530	137,705
		12,430,755
MULTI-UTILITIES (1.5%)
National Grid PLC, Sponsored ADR	18,000	854,640
Transalta Corp.	15,670	317,317
Veoilia Environnement, Sponsored ADR	9,110	267,743
		1,439,700

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
OFFICE ELECTRONICS (0.9%)
Canon, Inc., Sponsored ADR	18,650	$857,900
OIL, GAS & CONSUMABLE FUELS (18.7%)
BP PLC, Sponsored ADR	45,450	1,855,723
Canadian Natural Resources Ltd.	15,750	574,403
Cenovus Energy, Inc.	10,190	283,486
China Petroleum & Chemical Corp., Sponsored ADR	4,940	470,831
CNOOC Ltd., Sponsored ADR	4,705	982,969
Ecopetrol SA, Sponsored ADR	2,310	110,279
Enbridge, Inc.	12,200	675,880
EnCana Corp.	10,540	297,439
Enerplus Resources Fund	3,560	97,615
ENI S.p.A., Sponsored ADR	23,890	1,073,378
Imperial Oil Ltd.	6,970	270,297
Nexen, Inc.	6,260	133,275
Penn West Energy Trust	6,090	138,852
PetroChina Co., Ltd., Sponsored ADR	6,150	756,143
Petroleo Brasileiro SA, Sponsored ADR	20,060	684,447
Petroleo Brasileiro SA, Sponsored ADR	54,540	1,701,103
Repsol YPF SA, Sponsored ADR	13,160	364,400
Royal Dutch Shell PLC, Class B, Sponsored ADR	19,420	1,249,094
Royal Dutch Shell PLC, Sponsored ADR	28,740	1,866,088
Sasol Ltd., Sponsored ADR	6,800	307,700
Statoil ASA, Sponsored ADR	16,867	368,207
Suncor Energy, Inc.	23,238	743,848
Talisman Energy, Inc.	14,520	263,393
Total SA, Sponsored ADR	37,220	2,027,746
TransCanada Corp.	20,100	742,695
		18,039,291
PAPER & FOREST PRODUCTS (0.0%)
Fibria Celulose SA, Sponsored ADR(a)	550	9,878
PHARMACEUTICALS (0.3%)
Elan Corp. PLC, Sponsored ADR(a)	19,290	105,130
Valeant Pharmaceuticals International, Inc.	8,260	228,059
		333,189
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.3%)
Brookfield Asset Management, Inc., Class A	8,312	247,033
ROAD & RAIL (0.8%)
Canadian National Railway Co.	8,760	567,473
Canadian Pacific Railway Ltd.	3,080	200,631
		768,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
ADVANTEST Corp., Sponsored ADR	1,225	23,275
ARM Holdings PLC, Sponsored ADR	5,500	97,240
ASML Holding NV, NY Shares	6,225	206,608

	Shares	Value
STMicroelectronics NV, NY Shares	6,060	$53,267
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	137,068	1,495,412
United Microelectronics Corp., Sponsored ADR	22,009	68,008
		1,943,810
SOFTWARE (1.8%)
Infosys Technologies Ltd., Sponsored ADR	10,100	681,144
SAP AG, Sponsored ADR	17,580	909,413
Wipro Ltd., Sponsored ADR	9,350	133,518
		1,724,075
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)	280	8,078
Luxottica Group S.p.A., Sponsored ADR	2,790	82,082
		90,160
TRADING COMPANY & DISTRIBUTORS (0.4%)
Mitsui & Co., Ltd., Sponsored ADR	1,363	429,536
WIRELESS TELECOMMUNICATION SERVICES (7.9%)
America Movil SA, Sponsored ADR, Series L	31,020	1,776,205
China Mobile Ltd., Sponsored ADR	30,030	1,542,641
China Telecom Corp. Ltd., Sponsored ADR	1,890	98,545
Chunghwa Telecom Co., Ltd., Sponsored ADR	27,807	650,684
Mobile TeleSystems, Sponsored ADR	4,775	103,379
NTT DoCoMo, Inc., Sponsored ADR	34,240	578,313
Rogers Communications, Inc., Class B	10,020	365,229
SK Telecom Co., Ltd., Sponsored ADR	5,130	94,546
VimpelCom Ltd., Sponsored ADR(a)	740	11,344
Vodafone Group PLC, Sponsored ADR	85,733	2,358,515
		7,579,401
TOTAL COMMON STOCKS		95,528,786
MONEY MARKET FUND (0.7%)
Fifth Third Institutional Government Money Market Fund, 0.04%(b)	673,350	673,350
TOTAL MONEY MARKET FUND		673,350
TOTAL INVESTMENTS (COST $97,320,892) 99.9%		96,202,136
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		85,608
NET ASSETS 100.0%		$96,287,744
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2010.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
CORPORATE BONDS (33.8%)
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	$715,000	$769,067
CAPITAL MARKETS (0.8%)
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,113,216
CHEMICALS (0.8%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,099,614
COMMERCIAL BANKS (5.8%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,096,202
Bank One Corp., 5.25%, 1/30/13	500,000	538,812
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,602,157
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,077,960
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, Callable 12/1/16 @ 100(a)	1,150,000	1,108,436
National City Corp., 4.90%, 1/15/15	1,000,000	1,103,795
Wells Fargo & Co., 4.95%, 10/16/13	500,000	543,889
		8,071,251
COMPUTERS & PERIPHERALS (1.9%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	550,705
Dell, Inc., 4.70%, 4/15/13	900,000	978,577
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,082,569
		2,611,851
CONSUMER STAPLES (2.0%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,171,795
PepsiCo, Inc., 4.65%, 2/15/13	935,000	1,018,907
PepsiCo, Inc., 5.00%, 6/1/18	500,000	569,291
		2,759,993
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	439,276
DIVERSIFIED FINANCIAL SERVICES (3.3%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,299,974
Citigroup, Inc., 4.88%, 5/7/15	500,000	523,354
Credit Suisse (USA), Inc., 6.50%, 1/15/12	1,500,000	1,602,163
JPMorgan Chase & Co., 5.13%, 9/15/14	1,000,000	1,096,644
		4,522,135
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
Eaton Corp., 4.90%, 5/15/13	500,000	546,435
Kansas City Power & Light Co., Series 09A, 7.15%, 4/1/19	775,000	956,359
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,168,475
		2,671,269
FINANCIAL SERVICES (2.5%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	863,945
Boeing Capital Corp., 5.80%, 1/15/13	500,000	553,243
Boeing Capital Corp., 6.50%, 2/15/12	500,000	537,269

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
CME Group, Inc., 5.40%, 8/1/13	$1,000,000	$1,118,350
SLM Corp., Series A, 5.00%, 6/15/18, Callable 12/15/10 @ 100	500,000	431,980
		3,504,787
INSURANCE (3.9%)
Allstate Corp., 5.00%, 8/15/14	500,000	559,430
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,090,577
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	961,166
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,646,833
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	1,088,870
		5,346,876
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (1.2%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35(a)	1,000,000	981,853
Wells Fargo Mortgage Backed Securities, 4.44%, 10/25/33(a)	679,430	702,282
		1,684,135
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (1.7%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 12/15/10 @ 100	83,000	83,699
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 12/15/10 @ 100	57,000	57,570
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 12/15/10 @ 100	89,000	89,890
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 12/15/10 @ 100	73,000	73,601
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 12/15/10 @ 100	106,000	106,237
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 12/15/10 @ 100	63,000	63,439
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 12/15/10 @ 100	90,000	90,808
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 12/15/10 @ 100	63,000	63,066
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 1/21/11 @ 100(d)	152,000	137,768
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 1/21/11 @ 100(d)	101,000	91,627
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 1/21/11 @ 100(d)	203,000	184,256
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 1/21/11 @ 100(d)	212,000	191,668
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 1/21/11 @ 100(d)	46,000	41,509
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 1/21/11 @ 100(d)	86,000	77,799
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 1/12/11 @ 100	29,000	29,058
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 1/12/11 @ 100	71,000	71,026
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 1/12/11 @ 100	74,000	74,081
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 1/12/11 @ 100	87,000	87,715
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 1/12/11 @ 100	90,000	90,389
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 1/12/11 @ 100	23,000	23,138
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 1/12/11 @ 100	121,000	120,370
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 12/21/10 @ 100(d)	44,000	29,766
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 12/21/10 @ 100(d)	111,000	75,950
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 12/21/10 @ 100(d)	147,000	100,039
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 12/21/10 @ 100(d)	152,000	103,561
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 12/21/10 @ 100(d)	158,000	108,049
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 12/21/10 @ 100(d)	165,000	111,618
		2,377,697
OIL & GAS – INTEGRATED (2.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	561,767
Marathon Oil Corp., 6.13%, 3/15/12	1,500,000	1,597,899
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	624,123

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
XTO Energy, Inc., 5.90%, 8/1/12	$1,000,000	$1,092,633
		3,876,422
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12	500,000	537,767
RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10	500,000	500,502
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	612,226
UTILITIES-ELECTRIC & GAS (1.2%)
Duke Energy Corp., 6.25%, 1/15/12	500,000	533,485
Duke Energy Corp., 6.30%, 2/1/14	1,000,000	1,146,212
		1,679,697
UTILITIES-TELECOMMUNICATIONS (2.0%)
AT&T, Inc., 5.88%, 8/15/12	2,000,000	2,176,050
Verizon New England, Inc., 4.75%, 10/1/13	500,000	543,083
		2,719,133
TOTAL CORPORATE BONDS		46,896,914
U.S. GOVERNMENT AGENCIES (17.6%)
Federal Farm Credit Bank (5.2%)
1.75%, 2/21/13	2,000,000	2,052,010
2.13%, 6/18/12	500,000	514,175
2.63%, 4/17/14	2,000,000	2,123,092
4.70%, 1/17/18, Callable 1/17/13 @ 100	2,000,000	2,169,886
5.05%, 8/1/18	300,000	353,198
		7,212,361
Federal Home Loan Bank (3.2%)
1.63%, 6/14/13	2,000,000	2,056,356
4.75%, 6/8/18	2,000,000	2,330,466
		4,386,822
Federal Home Loan Mortgage Corp. (4.3%)
1.15%, 8/23/13, Callable 2/23/11 @ 100	2,500,000	2,504,240
2.75%, 4/29/14, Callable 4/29/11 @ 100	2,000,000	2,023,760
5.40%, 3/17/21, Callable 3/17/16 @ 100	500,000	581,104
5.50%, 3/1/23	742,436	803,515
		5,912,619
Federal National Mortgage Assoc. (4.9%)
2.02%, 8/20/13, Callable 5/20/11 @ 100	2,000,000	2,014,452
3.00%, 7/28/14, Callable 7/28/11 @ 100	1,495,000	1,521,101
4.25%, 2/25/13	1,000,000	1,085,896
5.24%, 8/7/18, Callable 8/7/13 @ 100	2,020,000	2,266,955
		6,888,404
TOTAL U.S. GOVERNMENT AGENCIES		24,400,206

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (29.7%)
Federal Home Loan Mortgage Corp. (7.3%)
2.53%, 1/1/35	$483,964	$505,503
5.00%, 7/15/19	890,484	941,422
5.00%, 5/15/25	74,371	75,129
5.00%, 11/1/37	1,184,110	1,247,624
5.15%, 3/1/35	2,311,750	2,461,181
5.50%, 4/1/30	768,121	825,078
5.65%, 5/1/36	1,049,215	1,123,831
6.00%, 9/1/34	780,126	858,939
6.00%, 8/1/36	144,771	158,626
6.00%, 3/1/38	657,407	712,729
6.03%, 10/1/37	1,004,080	1,068,674
		9,978,736
Federal National Mortgage Assoc. (15.7%)
0.68%, 11/25/36	1,483,811	1,488,131
2.10%, 7/1/34	121,018	125,757
2.55%, 7/1/35	2,556,650	2,676,051
4.76%, 3/1/35	190,132	199,677
5.00%, 10/1/24	451,850	481,799
5.00%, 1/1/30	1,081,518	1,150,175
5.00%, 1/1/35	1,280,380	1,361,662
5.50%, 12/1/34	901,930	968,810
5.50%, 2/1/35	39,961	43,249
5.50%, 5/1/36	1,430,669	1,536,756
5.50%, 8/1/36	378,907	407,004
5.50%, 9/1/36	309,355	329,394
5.50%, 9/1/37	1,483,515	1,593,521
5.58%, 5/1/36	728,143	766,678
5.59%, 12/1/36	1,800,650	1,939,235
5.76%, 10/1/36	601,334	645,021
6.00%, 3/1/36	1,071,746	1,156,744
6.00%, 6/1/36	2,115,051	2,282,792
6.00%, 8/1/36	612,983	647,699
6.00%, 9/1/36	683,354	742,247
6.00%, 5/1/37	385,619	418,853
6.50%, 2/1/36	833,250	928,757
		21,890,012
Government National Mortgage Assoc. (6.7%)
4.50%, 5/20/39	3,599,988	3,845,237
5.00%, 5/20/40	2,260,767	2,397,899
5.50%, 12/20/38	598,709	638,744
5.50%, 1/20/39	795,733	851,644
6.00%, 1/15/26	1,522	1,675
6.00%, 12/15/28	1,320	1,464
6.00%, 3/15/29	1,570	1,741
6.00%, 11/15/31	1,731	1,920
6.00%, 6/15/37	368,158	404,611

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
6.00%, 10/15/37	$418,726	$460,568
6.59%, 10/20/38	650,797	699,779
		9,305,282
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		41,174,030
U.S. TREASURY OBLIGATIONS (13.2%)
U.S. Treasury Notes (13.2%)
2.13%, 5/31/15	3,000,000	3,144,150
2.25%, 5/31/14	3,000,000	3,165,000
3.13%, 5/15/19	3,000,000	3,181,407
3.50%, 2/15/18	2,000,000	2,204,532
4.25%, 11/15/13	3,000,000	3,339,141
4.50%, 3/31/12	3,000,000	3,180,468
		18,214,698
TOTAL U.S. TREASURY OBLIGATIONS		18,214,698
MUNICIPAL BOND (1.1%)
KENTUCKY (1.1%)
Kentucky Asset/Liability Commission General Fund Revenue, 3.17%, 4/1/18	1,500,000	1,520,025
TOTAL MUNICIPAL BOND		1,520,025
MONEY MARKET FUND (3.7%)
Fifth Third Institutional Government Money Market Fund, 0.04%(a)	5,101,291	5,101,291
TOTAL MONEY MARKET FUND		5,101,291
TOTAL INVESTMENTS (COST $131,110,492) 99.1%		137,307,164
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%		1,273,437
NET ASSETS 100.0%		$138,580,601
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2010.
(b)	The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing; Defaulted Bond.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (4.1%)
Lockheed Martin Corp.	10,860	$774,209
Northrop Grumman Corp.	26,370	1,666,848
Raytheon Co.	25,110	1,157,069
		3,598,126
BEVERAGES (1.4%)
Coca-Cola Co.	20,090	1,231,919
CHEMICALS (3.2%)
Sensient Technologies Corp.	44,020	1,422,286
Syngenta AG, Sponsored ADR	24,980	1,383,393
		2,805,679
COMMERCIAL BANKS (10.2%)
Banco de Chile, Sponsored ADR	32,303	2,778,058
Banco Santander Central Hispano SA, Sponsored ADR	114,280	1,463,927
Bank of Nova Scotia	47,130	2,521,926
First Financial Bankshares, Inc.	17,500	827,050
Tompkins Financial Corp.	34,170	1,318,962
		8,909,923
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Healthcare Services Group, Inc.	49,200	1,182,276
COMMUNICATIONS EQUIPMENT (2.1%)
QUALCOMM, Inc.	39,870	1,799,333
COMPUTERS & PERIPHERALS (3.1%)
Diebold, Inc.	27,350	838,278
International Business Machines Corp.	13,310	1,911,316
		2,749,594
DISTRIBUTORS (2.7%)
Genuine Parts Co.	48,500	2,321,210
DIVERSIFIED TELECOMMUNICATION SERVICES (5.8%)
AT&T, Inc.	42,930	1,223,505
BCE, Inc.	27,200	911,472
Telefonica SA, Sponsored ADR	36,410	2,954,308
		5,089,285
ELECTRIC UTILITIES (1.7%)
Progress Energy, Inc.	32,940	1,482,300
ELECTRICAL EQUIPMENT (2.1%)
Hubbell, Inc., Class B	34,120	1,843,162
FOOD & STAPLES RETAILING (3.3%)
Delhaize Group, Sponsored ADR	16,610	1,170,341
SYSCO Corp.	57,260	1,686,879
		2,857,220
FOOD PRODUCTS (3.4%)
Campbell Soup Co.	37,000	1,341,250
Unilever NV, NY Shares	56,360	1,673,328
		3,014,578

	Shares	Value
GAS UTILITIES (3.6%)
AGL Resources, Inc.	36,830	$1,445,946
The Laclede Group, Inc.	49,490	1,737,594
		3,183,540
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.	18,700	951,830
Meridian Bioscience, Inc.	27,980	640,462
		1,592,292
HEALTH CARE PROVIDERS & SERVICES (1.2%)
Fresenius Medical Care AG & Co., Sponsored ADR	16,900	1,075,516
HOTELS, RESTAURANTS & LEISURE (2.7%)
McDonald’s Corp.	30,370	2,361,875
HOUSEHOLD PRODUCTS (1.0%)
Kimberly-Clark Corp.	14,410	912,729
IT SERVICES (1.9%)
Automatic Data Processing, Inc.	36,620	1,626,660
LEISURE EQUIPMENT & PRODUCTS (2.4%)
Mattel, Inc.	91,060	2,124,430
MEDIA (8.0%)
Pearson PLC, Sponsored ADR	134,020	2,063,908
Shaw Communications, Inc., Class B	85,220	1,822,004
Thomson Reuters Corp.	44,630	1,707,097
WPP PLC, Sponsored ADR	23,740	1,377,870
		6,970,879
MULTI-UTILITIES (0.6%)
SCANA Corp.	13,250	541,130
OIL, GAS & CONSUMABLE FUELS (10.2%)
Chevron Corp.	17,950	1,482,849
CNOOC Ltd., Sponsored ADR	12,540	2,619,857
Enbridge, Inc.	26,240	1,453,696
Total SA, Sponsored ADR	29,950	1,631,676
TransCanada Corp.	46,900	1,732,955
		8,921,033
PHARMACEUTICALS (6.6%)
Abbott Laboratories	38,150	1,957,858
Bristol-Myers Squibb Co.	87,890	2,364,241
Eli Lilly & Co.	41,090	1,446,368
		5,768,467
REAL ESTATE INVESTMENT TRUST (4.7%)
OMEGA Healthcare Investors, Inc.	67,590	1,554,570
Public Storage, Inc.	14,050	1,394,041
Senior Housing Properties Trust	47,760	1,140,986
		4,089,597
ROAD & RAIL (1.6%)
Canadian National Railway Co.	21,700	1,405,726

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

GLOBAL EQUITY INCOME FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Intel Corp.	91,200	$1,830,384
SOFTWARE (2.2%)
Microsoft Corp.	71,920	1,915,949
TEXTILES APPAREL & LUXURY GOODS (1.2%)
VF Corp.	12,180	1,013,863
THRIFTS & MORTGAGE FINANCE (2.0%)
Hudson City Bancorp, Inc.	153,460	1,787,809
TRADING COMPANY & DISTRIBUTORS (1.2%)
Kaman Corp., Class A	38,320	1,032,724
TOTAL COMMON STOCKS		87,039,208

	Shares	Value
MONEY MARKET FUND (0.4%)		346,638
Fifth Third Institutional Government Money Market Fund, 0.04%(a)	346,638	$346,638
TOTAL MONEY MARKET FUND		346,638
TOTAL INVESTMENTS (COST $76,897,249) 99.9%		87,385,846
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		101,312
NET ASSETS 100.0%		$87,487,158
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2010.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2010 (Unaudited)

GLOBAL EQUITY INCOME FUND

	Large Cap Enhanced Index Fund	Small- Mid Cap Enhanced Index Fund	International Enhanced Index Fund	Select Bond Fund	Global Equity Income Fund
Assets:
Investments, at market value (cost $148,812,613, $88,405,494, $97,320,892, $131,110,492 and $76,897,249, respectively)	$158,439,971	$99,585,631	$96,202,136	$137,307,164	$87,385,846
Cash	19,787	86,491	18,223	—	18,128
Receivable for capital shares issued	14,339	4,042	29,498	46,726	2,949
Receivable for investments sold	—	—	24,127	255,502	—
Interest and dividends receivable	145,977	40,962	109,328	1,064,081	183,223
Reclaims receivable	—	—	3,695	—	—
Prepaid expenses and other assets	20,569	15,835	10,727	17,556	13,134
Total Assets	158,640,643	99,732,961	96,397,734	138,691,029	87,603,280
Liabilities:
Payable for capital shares redeemed	102,317	77,159	53,538	19,745	60,103
Investment advisory fees	19,979	12,522	24,629	29,289	22,285
Consulting fees	13,882	8,697	8,574	12,213	7,746
Administration fees	9,234	5,781	5,729	8,124	5,157
Administrative services fee	3,904	20,264	2,222	2,002	2,314
Fund accounting fees	3,810	4,400	2,019	5,003	1,965
Transfer agent fees	7,320	11,446	3,195	9,791	3,620
Custodian fees	2,773	1,835	1,498	3,721	1,830
Directors fees	1,882	1,237	866	2,329	1,218
Distribution fees	3,742	8,467	2,137	3,122	2,047
Other	11,781	8,423	5,583	15,089	7,837
Total Liabilities	180,624	160,231	109,990	110,428	116,122
Net Assets	$158,460,019	$99,572,730	$96,287,744	$138,580,601	$87,487,158
Composition of Net Assets:
Capital (par value and paid-in surplus)	$164,148,247	$95,827,703	$109,341,545	$134,795,381	$94,891,734
Undistributed net investment income	91,693	79,518	58,169	185,388	183,984
Accumulated net realized loss on investment and foreign currency transactions	(15,407,279)	(7,514,628)	(11,993,298)	(2,596,840)	(18,077,157)
Unrealized appreciation/(depreciation) on investments and foreign currency	9,627,358	11,180,137	(1,118,672)	6,196,672	10,488,597
Net Assets	$158,460,019	$99,572,730	$96,287,744	$138,580,601	$87,487,158
Individual Class
Net Assets	$17,724,156	$40,327,360	$9,997,437	$14,662,530	$9,559,893
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	732,036	3,579,564	444,896	572,391	428,277
Net asset value, offering and redemption price per share	$24.21	$11.27	$22.47	$25.61	$22.32
Institutional Class
Net Assets	$140,735,863	$59,245,370	$86,290,307	$123,918,071	$77,927,265
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,837,429	5,226,027	3,832,217	4,860,364	3,487,857
Net asset value, offering and redemption price per share	$24.11	$11.34	$22.52	$25.49	$22.34

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Period Ended October 31, 2010 (Unaudited)

	Large Cap Enhanced Index Fund	Small- Mid Cap Enhanced Index Fund	International Enhanced Index Fund	Select Bond Fund	Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$2,485,121	$—
Dividend (net of foreign withholding $0, $0, $99,128, $0 and $36,359, respectively)	1,250,865	557,028	1,662,813	1,243	1,383,941
Total investment income	1,250,865	557,028	1,662,813	2,486,364	1,383,941
Expenses:
Investment advisory fees	111,919	70,703	160,653	170,783	125,147
Consulting fees	77,765	49,119	55,846	71,214	43,486
Administration fees	51,731	32,667	37,196	47,395	28,937
Distribution fees – Individual Class	21,461	48,072	11,763	18,560	11,756
Administrative services fees – Individual Class	8,584	4,825	4,705	7,424	4,702
Accounting fees	59,424	46,902	41,721	57,934	31,877
Custodian fees	9,894	6,494	7,645	9,538	5,450
Transfer agent fees	26,197	40,608	16,377	25,202	10,796
Directors’ retainer and meetings	13,638	9,119	9,895	11,756	7,245
Miscellaneous fees	55,729	36,468	40,395	51,286	36,417
Total expenses	436,342	344,977	386,196	471,092	305,813
Net investment income	814,523	212,051	1,276,617	2,015,272	1,078,128
Realized and unrealized gain/(loss) from investments and foreign currency:
Net realized gain/(loss) from investment transactions	439,026	1,428,648	(7,245,865)	(792,515)	(670,612)
Net realized gain/(loss) from foreign currency transactions	—	—	(305)	—	(1,017)
Net change in unrealized appreciation/(depreciation) on investments	616,441	(2,017,985)	10,777,278	4,023,574	3,672,701
Net change in unrealized appreciation on foreign currency translations	—	—	84	—	—
Net realized and unrealized gain/(loss) on investments and foreign currency	1,055,467	(589,337)	3,531,192	3,231,059	3,001,072
Net increase/(decrease) in net assets resulting from operations	$1,869,990	$(377,286)	$4,807,809	$5,246,331	$4,079,200

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

LARGE CAP ENHANCED INDEX FUND

	For the Period Ended October 31, 2010	For the Year Ended April 30, 2010
	(Unaudited)
Change in net assets from operations:
Net investment income	$814,523	$1,689,513
Net realized gain/(loss) from investment transactions	439,026	(1,791,400)
Net change in unrealized appreciation on investments	616,441	49,598,414
Change in net assets resulting from operations	1,869,990	49,496,527
Distributions to shareholders from:
Net investment income:
Individual Class	(77,879)	(149,850)
Institutional Class	(828,773)	(1,462,706)
Total distributions	(906,652)	(1,612,556)
Capital Transactions:
Individual class
Proceeds from shares issued	1,159,426	6,862,568
Dividends reinvested	77,852	149,818
Cost of shares redeemed	(2,304,035)	(5,409,716)
Net increase/(decrease)	(1,066,757)	1,602,670
Institutional class
Proceeds from shares issued	6,190,890	16,064,455
Dividends reinvested	823,124	1,451,317
Cost of shares redeemed	(7,211,913)	(12,464,858)
Net increase/(decrease)	(197,899)	5,050,914
Net increase/(decrease) in net assets from fund share transactions:	(1,264,656)	6,653,584
Total increase/(decrease) in net assets	(301,318)	54,537,555
Net Assets:
Beginning of period	$158,761,337	$104,223,782
End of period	$158,460,019	$158,761,337
Accumulated undistributed net investment income	$91,693	$183,822
Share Transactions:
Individual Class
Issued	51,842	321,547
Reinvested	3,426	7,368
Redeemed	(102,418)	(264,899)
Change in Individual Class	(47,150)	64,016
Institutional Class
Issued	282,837	754,063
Reinvested	36,379	71,742
Redeemed	(321,480)	(590,993)
Change in Institutional Class	(2,264)	234,812

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SMALL-MID CAP ENHANCED INDEX FUND

	For the Period Ended October 31, 2010	For the Year Ended April 30, 2010
	(Unaudited)
Change in net assets from operations:
Net investment income	$212,051	$354,181
Net realized gain from investment transactions	1,428,648	941,876
Net change in unrealized appreciation/(depreciation) on investments	(2,017,985)	36,186,714
Change in net assets resulting from operations	(377,286)	37,482,771
Distributions to shareholders from:
Net investment income:
Individual Class	(30,476)	(96,894)
Institutional Class	(139,822)	(260,642)
Total distributions	(170,298)	(357,536)
Capital Transactions:
Individual class
Proceeds from shares issued	734,046	2,642,020
Dividends reinvested	28,147	89,149
Cost of shares redeemed	(2,516,732)	(4,686,825)
Net decrease	(1,754,539)	(1,955,656)
Institutional class
Proceeds from shares issued	2,277,939	6,115,262
Dividends reinvested	139,822	260,639
Cost of shares redeemed	(4,630,831)	(8,724,656)
Net decrease	(2,213,070)	(2,348,755)
Net decrease in net assets from fund share transactions:	(3,967,609)	(4,304,411)
Total increase/(decrease) in net assets	(4,515,193)	32,820,824
Net Assets:
Beginning of period	$104,087,923	$71,267,099
End of period	$99,572,730	$104,087,923
Accumulated undistributed net investment income	$79,518	$37,765
Share Transactions:
Individual Class
Issued	70,558	273,112
Reinvested	2,698	9,724
Redeemed	(240,051)	(494,547)
Change in Individual Class	(166,795)	(211,711)
Institutional Class
Issued	222,641	633,744
Reinvested	13,316	28,065
Redeemed	(437,356)	(923,908)
Change in Institutional Class	(201,399)	(262,099)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

INTERNATIONAL ENHANCED INDEX FUND

	For the Period Ended October 31, 2010	For the Year Ended April 30, 2010
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,276,617	$1,903,574
Net realized loss from investment transactions	(7,245,865)	(3,111,792)
Net realized loss from foreign currency transactions	(305)	—
Net change in unrealized appreciation on investments	10,777,278	22,964,998
Net change in unrealized appreciation on foreign currency translations	84	—
Change in net assets resulting from operations	4,807,809	21,756,780
Distributions to shareholders from:
Net investment income:
Individual Class	(110,109)	(188,478)
Institutional Class	(1,349,665)	(1,673,969)
Total distributions	(1,459,774)	(1,862,447)
Capital Transactions:
Individual class
Proceeds from shares issued	866,565	2,594,008
Dividends reinvested	110,082	188,436
Cost of shares redeemed	(1,199,720)	(3,107,238)
Net decrease	(223,073)	(324,794)
Institutional class
Proceeds from shares issued	11,215,894	36,858,857
Dividends reinvested	1,013,854	1,590,833
Cost of shares redeemed	(30,380,624)	(6,783,251)
Net increase/(decrease)	(18,150,876)	31,666,439
Net increase/(decrease) in net assets from fund share transactions:	(18,373,949)	31,341,645
Total increase/(decrease) in net assets	(15,025,914)	51,235,978
Net Assets:
Beginning of period	$111,313,658	$60,077,680
End of period	$96,287,744	$111,313,658
Accumulated undistributed net investment income	$58,169	$241,326
Share Transactions:
Individual Class
Issued	42,120	121,966
Reinvested	5,374	9,516
Redeemed	(58,044)	(149,703)
Change in Individual Class	(10,550)	(18,221)
Institutional Class
Issued	563,201	1,683,814
Reinvested	49,304	79,504
Redeemed	(1,422,203)	(328,874)
Change in Institutional Class	(809,698)	1,434,444

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SELECT BOND FUND

	For the Period Ended October 31, 2010	For the Year Ended April 30, 2010
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,015,272	$4,794,334
Net realized loss from investment transactions	(792,515)	(179,471)
Net change in unrealized appreciation on investments	4,023,574	4,992,142
Change in net assets resulting from operations	5,246,331	9,607,005
Distributions to shareholders from:
Net investment income:
Individual Class	(240,628)	(457,951)
Institutional Class	(2,192,024)	(4,235,303)
Total distributions	(2,432,652)	(4,693,254)
Capital Transactions:
Individual class
Proceeds from shares issued	1,363,905	4,183,716
Dividends reinvested	240,121	457,511
Cost of shares redeemed	(1,686,966)	(5,324,125)
Net decrease	(82,940)	(682,898)
Institutional class
Proceeds from shares issued	5,249,285	14,589,592
Dividends reinvested	2,159,005	4,173,441
Cost of shares redeemed	(5,823,450)	(29,406,655)
Net increase/(decrease)	1,584,840	(10,643,622)
Net increase/(decrease) in net assets from fund share transactions:	1,501,900	(11,326,520)
Total increase/(decrease) in net assets	4,315,579	(6,412,769)
Net Assets:
Beginning of period	$134,265,022	$140,677,791
End of period	$138,580,601	$134,265,022
Accumulated undistributed net investment income	$185,388	$602,768
Share Transactions:
Individual Class
Issued	53,858	168,410
Reinvested	9,506	18,514
Redeemed	(66,461)	(214,742)
Change in Individual Class	(3,097)	(27,818)
Institutional Class
Issued	207,200	591,252
Reinvested	85,873	169,793
Redeemed	(231,011)	(1,190,572)
Change in Institutional Class	62,062	(429,527)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL EQUITY INCOME FUND

	For the Period Ended October 31, 2010	For the Year Ended April 30, 2010
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,078,128	$2,400,477
Net realized loss from investment transactions	(670,612)	(4,124,402)
Net realized loss from foreign currency translations	(1,017)	—
Net change in unrealized appreciation on investments	3,672,701	25,583,692
Change in net assets resulting from operations	4,079,200	23,859,767
Distributions to shareholders from:
Net investment income:
Individual Class	(118,308)	(242,049)
Institutional Class	(1,058,690)	(2,138,405)
Total distributions	(1,176,998)	(2,380,454)
Capital Transactions:
Individual class
Proceeds from shares issued	247,112	2,352,735
Dividends reinvested	118,303	242,049
Cost of shares redeemed	(1,054,009)	(2,292,342)
Net increase/(decrease)	(688,594)	302,442
Institutional class
Proceeds from shares issued	2,977,701	7,934,216
Dividends reinvested	1,058,690	2,138,405
Cost of shares redeemed	(3,997,244)	(7,298,709)
Net increase	39,147	2,773,912
Net increase/(decrease) in net assets from fund share transactions:	(649,447)	3,076,354
Total increase in net assets	2,252,755	24,555,667
Net Assets:
Beginning of period	$85,234,403	$60,678,736
End of period	$87,487,158	$85,234,403
Accumulated undistributed net investment income	$183,984	$282,854
Share Transactions:
Individual Class
Issued	11,982	113,959
Reinvested	5,653	12,618
Redeemed	(49,948)	(118,632)
Change in Individual Class	(32,313)	7,945
Institutional Class
Issued	144,562	402,689
Reinvested	50,525	110,993
Redeemed	(191,788)	(369,527)
Change in Institutional Class	3,299	144,155

See notes to financial statements.

(This page intentionally left blank.)

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gains/ (Losses) on Investments	Total from Investment Operations
Individual Class
Large Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	$24.08	0.09	0.14	0.23
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Year ended April 30, 2008	32.19	0.07	(1.96)	(1.89)
Year ended April 30, 2007	30.33	0.22	3.20	3.42
Year ended April 30, 2006	25.47	0.16	5.15	5.31
Small-Mid Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	$11.30	0.02	(0.04)	(0.02)
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Year ended April 30, 2008	13.60	(0.02)	(1.31)	(1.33)
Year ended April 30, 2007	13.26	(0.08)	1.00	0.92
Period ended April 30, 2006(c)	12.99	(0.04)	1.93	1.89
Year ended October 31, 2005	12.30	0.02	0.69	0.71
International Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	$21.80	0.21	0.70	0.91
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Year ended April 30, 2008	29.87	0.67	0.79	1.46
Year ended April 30, 2007	26.39	0.38	3.59	3.97
Period ended April 30, 2006(d)	25.00	0.04	1.35	1.39
Select Bond Fund
Period ended October 31, 2010 (Unaudited)	$25.09	0.34	0.60	0.94
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Year ended April 30, 2008	24.35	0.79	0.37	1.16
Year ended April 30, 2007	23.89	1.01	0.38	1.39
Year ended April 30, 2006	24.73	0.89	(0.86)	0.03
Global Equity Income Fund
Period ended October 31, 2010 (Unaudited)	$21.59	0.25	0.75	1.00
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Period ended April 30, 2008(e)	25.00	0.03	0.08	0.11
Institutional Class
Large Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	$23.97	0.12	0.16	0.28
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Year ended April 30, 2008	32.10	0.35	(2.15)	(1.80)
Year ended April 30, 2007	30.33	0.27	3.23	3.50
Year ended April 30, 2006	25.47	0.22	5.16	5.38
Small-Mid Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	$11.38	0.04	(0.05)	(0.01)
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Year ended April 30, 2008	13.63	0.02	(1.31)	(1.29)
Year ended April 30, 2007	13.21	(0.01)	1.01	1.00
Period ended April 30, 2006	13.11	—	0.10	0.10
International Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	$21.84	0.24	0.72	0.96
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Year ended April 30, 2008	29.92	0.83	0.72	1.55
Year ended April 30, 2007	26.43	0.45	3.59	4.04
Period ended April 30, 2006(d)	25.00	0.09	1.34	1.43
Select Bond Fund
Period ended October 31, 2010 (Unaudited)	$24.97	0.38	0.60	0.98
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Year ended April 30, 2008	24.30	1.08	0.13	1.21
Year ended April 30, 2007	23.90	1.04	0.40	1.44
Year ended April 30, 2006	24.73	0.93	(0.83)	0.10
Global Equity Income Fund
Period ended October 31, 2010 (Unaudited)	$21.61	0.28	0.75	1.03
Year ended April 30, 2010	16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
Period ended April 30, 2008(e)	25.00	0.05	0.07	0.12

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

	Distributions:					Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate*
Individual Class
Large Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	(0.10)	—	(0.10)	$24.21	1.00%	$17,724	0.89%	0.78%	2%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	18,762	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	11,851	0.93%	1.47%	23%
Year ended April 30, 2008	(0.22)	(1.99)	(2.21)	28.09	(6.36)%	16,950	1.01%	0.51%	74%
Year ended April 30, 2007	(0.09)	(1.47)	(1.56)	32.19	11.65%	2,164	0.93%	0.64%	14%
Year ended April 30, 2006	(0.16)	(0.29)	(0.45)	30.33	20.95%	3,693	1.01%	0.54%	8%
Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	(0.01)	—	(0.01)	$11.27	(0.19)%	$40,327	0.90%	0.30%	3%
Year ended April 30, 2010	(0.03)	—	(0.03)	11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	(0.23)	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Year ended April 30, 2008	(0.01)	(1.48)	(1.49)	10.78	(10.59)%	42,633	1.49%	(0.17)%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.60	7.16%	44,367	1.50%	(0.58)%	20%
Period ended April 30, 2006(d)	—	(1.62)	(1.62)	13.26	15.95%	46,112	1.71%	(0.59)%	30%
Year ended October 31, 2005	(0.02)	—	(0.02)	12.99	5.79%	42,455	1.67%	0.16%	113%
International Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	(0.24)	—	(0.24)	$22.47	4.30%	$9,997	1.04%	2.04%	13%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Year ended April 30, 2008	(0.72)	(1.33)	(2.05)	29.28	4.77%	10,351	1.13%	5.11%	20%
Year ended April 30, 2007	(0.42)	(0.07)	(0.49)	29.87	15.43%	86	1.28%	1.55%	6%
Period ended April 30, 2006(d)	—	—	—	26.39	5.56%	3	1.53%	2.61%	1%
Select Bond Fund
Period ended October 31, 2010 (Unaudited)	(0.42)	—	(0.42)	$25.61	3.76%	$14,663	1.00%	2.63%	18%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Year ended April 30, 2008	(0.99)	—	(0.99)	24.52	4.89%	16,695	1.08%	3.92%	36%
Year ended April 30, 2007	(0.93)	—	(0.93)	24.35	5.99%	2,009	0.97%	4.05%	32%
Year ended April 30, 2006	(0.87)	—	(0.87)	23.89	0.07%	2,583	0.97%	3.53%	40%
Global Equity Income Fund
Period ended October 31, 2010 (Unaudited)	(0.27)	—	(0.27)	$22.32	4.70%	$9,560	1.04%	2.29%	16%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	7,236	1.09%	3.82%	28%
Period ended April 30, 2008(e)	—	—	—	25.11	0.44%	9,572	1.44%	3.35%	—%
Institutional Class
Large Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	(0.14)	—	(0.14)	$24.11	1.22%	$140,736	0.54%	1.13%	2%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Year ended April 30, 2008	(0.36)	(1.99)	(2.35)	27.95	(6.13)%	137,446	0.64%	1.07%	74%
Year ended April 30, 2007	(0.26)	(1.47)	(1.73)	32.10	11.95%	88,362	0.68%	0.88%	14%
Year ended April 30, 2006	(0.23)	(0.29)	(0.52)	30.33	21.25%	89,555	0.76%	0.79%	8%
Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	(0.03)	—	(0.03)	$11.34	(0.10)%	$59,245	0.62%	0.55%	3%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Year ended April 30, 2008	(0.02)	(1.48)	(1.50)	10.84	(10.27)%	54,529	0.80%	0.38%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.63	7.79%	323	1.28%	(0.45)%	20%
Period ended April 30, 2006(f)	—	—	—	13.21	0.76%	—	1.46%	(0.34)%	30%
International Enhanced Index Fund
Period ended October 31, 2010 (Unaudited)	(0.28)	—	(0.28)	$22.52	4.52%	$86,290	0.69%	2.42%	13%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	2.73%	5%
Year ended April 30, 2008	(0.81)	(1.33)	(2.14)	29.33	5.06%	80,971	0.88%	3.07%	20%
Year ended April 30, 2007	(0.48)	(0.07)	(0.55)	29.92	15.67%	31,093	1.03%	1.82%	6%
Period ended April 30, 2006(d)	—	—	—	26.43	5.72%	15,934	1.31%	2.83%	1%
Select Bond Fund
Period ended October 31, 2010 (Unaudited)	(0.46)	—	(0.46)	$25.49	3.96%	$123,918	0.65%	2.99%	18%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Year ended April 30, 2008	(1.10)	—	(1.10)	24.41	5.11%	132,563	0.69%	4.37%	36%
Year ended April 30, 2007	(1.04)	—	(1.04)	24.30	6.16%	102,796	0.69%	4.32%	32%
Year ended April 30, 2006	(0.93)	—	(0.93)	23.90	0.36%	100,798	0.72%	3.78%	40%
Global Equity Income Fund
Period ended October 31, 2010 (Unaudited)	(0.30)	—	(0.30)	$22.34	4.87%	$77,927	0.69%	2.62%	16%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
Period ended April 30, 2008(e)	—	—	—	25.12	0.48%	75,656	0.81%	2.73%	—%

See notes to financial statements.

*	Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period from November 1, 2005 to April 30, 2006.
(d)	For the period from February 28, 2006 (period of commencement) through April 30, 2006.
(e)	For the period from April 1, 2008 (commencement of operations) through April 30, 2008.
(f)	For the period from April 3, 2006 (period of commencement) through April 30, 2006.

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2010 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2010, stocks with market capitalizations between $1.1 billion and $338.5 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2010, stocks with market capitalizations between $45 million and $9.5 billion are considered to be small to medium capitalization stocks.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of American Depositary Receipts (“ADRs”).

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in ADRs representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasurey obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. Capstone Asset Management Company (“CAMCO” or the “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of mortgage bonds of religious organizations from which the Fund has acquired all of its investments in such bonds. When in the judgment of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security. Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history including the consideration of default on interest payments and/or delinquency on sinking fund payments. In addition, the Fund also has specific procedures for treatment of defaulted bonds that are subject to foreclosure proceedings. Factors that the Adviser might consider in establishing fair value for bonds holding foreclosed properties, include, but are not limited to, independent appraisal values, listing prices and estimated costs associated with the disposition of the property. Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

In determining fair value, the Funds use various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1 and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2010:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stock*	$157,986,172	$—	$—	$157,986,172
Money Market Fund	453,799	—	—	453,799
Total	158,439,971	—	—	158,439,971
Steward Small-Mid Cap Enhanced Fund
Security Type
Common Stock*	99,151,449	—	—	99,151,449
Money Market Funds	434,182	—	—	434,182
Total	99,585,631	—	—	99,585,631
Steward International Enhanced Index Fund
Security Type
Common Stock*	95,528,786	—	—	95,528,786
Money Market Fund	673,350	—	—	673,350
Total	96,202,136	—	—	96,202,136
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	44,519,217	2,377,697	46,896,914
U.S. Government Agencies	—	24,400,206	—	24,400,206
U.S. Government Agency Mortgage-Backed Obligations	—	41,174,030	—	41,174,030
U.S. Treasury Obligations	18,214,698	—	—	18,214,698
Municipal Bond	—	1,520,025	—	1,520,025
Money Market Fund	5,101,291	—	—	5,101,291
Total	23,315,989	111,613,478	2,377,697	137,307,164
Steward Global Equity Income Fund
Security Type
Common Stock*	87,039,208	—	—	87,039,208
Money Market Fund	346,638	—	—	346,638
Total	87,385,846	—	—	87,385,846
*	Please refer to the Schedule of Portfolio Investments to view common stock and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2010	$2,587,018
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(209,321)
Realized Gain / (Loss)	—
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—
Balance as of October 31, 2010	$2,377,697

The Funds recognize significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of October 31, 2010 from those used on April 30, 2010.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Income dividends and capital gain distributions are recorded on the ex-dividend date.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2006. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

The advisory fees for the Steward Large Cap Enhanced Index Fund and the Steward Small-Mid Cap Enhanced Index fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Steward Global Equity Income Fund and the Steward International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Steward Select Bond Fund pays 0.25% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

Pursuant to the terms of an administration agreement, CAMCO will supervise the Funds’ daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

CFS Consulting Services, LLC (“CCS”) serves as a consultant to the Funds. CCS, an affiliate of CAMCO, is a wholly-owned subsidiary of CFS. Per the consulting agreement, CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

Certain officers and directors of the Funds are also officers of CAMCO, CAPCO and CCS.

Based on a Compliance Services Agreement between CAMCO and the Funds, CAMCO will provide certain compliance services for the Funds and the Board. For these services, the Funds will pay CAMCO a monthly fee at the annual rate of 0.025% of average daily net assets.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Transfer Agency Agreement, Citi Ohio will be paid for annual class fees and per account fees. Per the Fund Accounting Agreement, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the period ended October 31, 2010, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2010 were as follows:

	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$2,974,801	$4,214,974
Steward Small-Mid Cap Enhanced Index Fund	2,877,259	6,791,542
Steward International Enhanced Index Fund	12,904,328	31,214,276
Steward Select Bond Fund	6,989,336	7,470,417
Steward Global Equity Income Fund	13,312,221	13,568,039

Note 7 — Federal Income Tax Information:

As of October 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Large Cap Enhanced Index Fund	151,441,941	24,158,033	(17,160,003)	6,998,030
Small-Mid Cap Enhanced Index Fund	89,062,636	20,091,628	(9,568,633)	10,522,995
International Enhanced Index Fund	99,112,575	7,685,628	(10,596,067)	(2,910,439)
Select Bond Fund	131,192,576	6,673,152	(558,564)	6,114,588
Global Equity Income Fund	77,028,393	11,782,658	(1,425,205)	10,357,453

As of April 30, 2010, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires
Steward Large Cap Enhanced Index Fund	$1,742,539	2017
	7,149,375	2018
Steward Small-Mid Cap Enhanced Index Fund	538,823	2017
	5,268,312	2018
Steward International Enhanced Index Fund	141,270	2017
	2,760,068	2018
Steward Select Bond Fund	143,207	2014
	388,125	2015
	804,734	2016
	468,259	2018
Steward Global Equity Income Fund	288,759	2017
	15,213,057	2018

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2011:

Post-October Loss
Steward Large Cap Enhanced Index Fund	$4,265,501
Steward Small-Mid Cap Enhanced Index Fund	2,446,187
Steward International Enhanced Index Fund	801,385
Steward Select Bond Fund	—
Steward Global Equity Income Fund	1,756,865

Note 8 — Contingencies and Commitments:

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 9 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2010, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	75%
Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	53%
Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	42%
Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	50%
Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	49%
International Enhanced Index Fund – Individual Class	National Financial Services Corp.	89%
International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	49%
International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	43%

Select Bond Fund – Individual Class	National Financial Services Corp.	77%
Select Bond Fund – Institutional Class	National Financial Services Corp.	60%
Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	38%
Global Equity Income Fund – Individual Class	National Financial Services Corp.	96%
Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	51%
Global Equity Income Fund – Institutional Class	National Financial Services Corp.	48%

Note 10 — Subsequent Events:

Management has evaluated events subsequent to October 31, 2010 and has concluded no such events require adjustment or disclosure as of October 31, 2010.

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) be calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on the Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSES EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 through October 31, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expense Paid During Period* 5/1/10 – 10/31/10	Expense Ratio During Period 5/1/10 – 10/31/10
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,010.00	$4.51	0.89%
Institutional Class	1,000.00	1,012.20	2.74	0.54%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	998.10	4.53	0.90%
Institutional Class	1,000.00	999.00	3.12	0.62%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,043.00	5.36	1.04%
Institutional Class	1,000.00	1,045.20	3.56	0.69%
Steward Select Bond Fund
Individual Class	1,000.00	1,037.60	5.14	1.00%
Institutional Class	1,000.00	1,039.60	3.34	0.65%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,047.00	5.37	1.04%
Institutional Class	1,000.00	1,048.70	3.56	0.69%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Expense Paid During Period* 5/1/10 – 10/31/10	Expense Ratio During Period 5/1/10 – 10/31/10
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.72	$4.53	0.89%
Institutional Class	1,000.00	1,022.48	2.75	0.54%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,020.67	4.58	0.90%
Institutional Class	1,000.00	1,022.08	3.16	0.62%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.96	5.30	1.04%
Institutional Class	1,000.00	1,021.73	3.52	0.69%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.16	5.09	1.00%
Institutional Class	1,000.00	1,021.93	3.31	0.65%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.96	5.30	1.04%
Institutional Class	1,000.00	1,021.73	3.52	0.69%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 5847 San Felipe, Suite 4100 Houston, TX 77057 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Steward Funds, Inc.

By (Signature and Title) /s/ Edward Jaroski
Edward Jaroski, President
Date  December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward Jaroski
Edward Jaroski, President
Date  December 23, 2010

By (Signature and Title) /s/ Carla Homer
Carla Homer, Treasurer
Date  December 23, 2010